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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-01829

Columbia Acorn Trust
(Exact name of registrant as specified in charter)

227 W. Monroe Street, Suite 3000, Chicago, IL		60606
(Address of principal executive offices)		(Zip code)

Scott R. Plummer Columbia Management Investment Advisers, LLC 5228 Ameriprise Financial Center Minneapolis, MN 55474

P. Zachary Egan Columbia Acorn Trust 227 West Monroe Street Suite 3000 Chicago, Illinois 60606

Mary C. Moynihan Perkins Coie LLP 700 13th Street, NW Suite 600 Washington, DC 20005
(Name and address of agents for service)

Registrant’s telephone number, including area code:		312-634-9200

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2014

Item 1. Schedule of Investments.

Columbia Acorn® Fund

Statement of Investments (Unaudited), September 30, 2014

Number of Shares		Value
	Equities: 98.2%
Information 25.8%
	> Business Software 6.0%
5,800,000	Informatica (a)(b)	$198,592,000
	Enterprise Data Integration Software
2,500,000	Ansys (a)	189,175,000
	Simulation Software for Engineers & Designers
2,693,000	Hexagon (Sweden)	85,153,780
	Design, Measurement & Visualization Software & Equipment
1,176,000	Solera Holdings	66,279,360
	Software for Automotive Insurance Claims Processing
450,000	Ultimate Software (a)	63,679,500
	Human Capital Management Systems
1,035,000	SPS Commerce (a)(b)	55,010,250
	Supply Chain Management Software Delivered via Web
1,000,000	DemandWare (a)	50,920,000
	eCommerce Website Platform for Retailers & Apparel Manufacturers
550,000	NetSuite (a)	49,247,000
	End-to-end IT Systems Solution Delivered via Web
500,000	Tyler Technologies (a)	44,200,000
	Financial, Tax, Court & Document Management Systems for Local Governments
260,000	Concur Technologies (a)(c)	32,973,200
	Web-enabled Expense Management Software
3,741,000	InContact (a)(b)	32,527,995
	Call Center Systems Delivered via Web & Telecommunication Services
550,000	Commvault Systems (a)	27,720,000
	Data Storage Management
610,000	Envestnet (a)	27,450,000
	Technology Platform for Investment Advisors
1,750,000	Tangoe (a)	23,712,500
	Software Solution for Managing Communication Expense & Devices
2,225,000	E2Open (a)(b)	20,714,750
	Supply Chain Management Software & Supplier/Partner Network
1,046,288	Amber Road (a)(c)	18,142,634
	Global Trade Management Software Delivered via Web
1,050,000	RealPage (a)	16,275,000
	Software for Managing Rental Properties Delivered via Web
589,372	Textura (a)(c)	15,559,421
	Construction Vendor Management Software
1,728,000	Five9 (a)(c)	11,301,120
	Call Center Software
708,300	Kinaxis (Canada) (a)	10,081,077
	Supply Chain Planning & Analytics Software
699,967	Exa (a)(b)	7,895,627
	Simulation Software
540,000	Covisint (a)(c)	2,241,000
	Collaboration Software Platform Provider
		1,048,851,214
	> Instrumentation 3.5%
1,351,638	Mettler-Toledo International (a)	346,195,041
	Laboratory Equipment
4,362,000	Trimble Navigation (a)	133,041,000
	GPS-based Instruments
1,620,000	IPG Photonics (a)(c)	111,423,600
	Fiber Lasers
876,000	FLIR Systems	27,453,840
	Infrared Cameras
		618,113,481
	> Computer Hardware & Related Equipment 3.0%
3,156,000	Amphenol	315,158,160
	Electronic Connectors
803,000	Zebra Technologies (a)	56,988,910
	Bar Code Printers
395,000	Stratasys (a)(c)	47,708,100
	Rapid Prototyping & Direct Digital Manufacturing Systems
624,000	Rogers (a)	34,170,240
	Printed Circuit Materials & High-performance Foams
507,000	Belden	32,458,140
	Specialty Cable
1,604,000	II-VI (a)	18,879,080
	Laser Optics & Specialty Materials
539,000	VeriFone Holdings (a)	18,530,820
	Point of Sale Systems
		523,893,450
	> Mobile Communications 2.7%
2,360,000	SBA Communications (a)	261,724,000
	Communications Towers
26,000,000	Globalstar (a)(c)	95,160,000
	Satellite Mobile Voice & Data Carrier
940,000	Crown Castle International	75,698,200
	Communications Towers
2,000,000	Gogo (a)(c)	33,720,000
	Provider of Wi-Fi on Airplanes
1,753,625	Audience (a)(b)	12,976,825
	Improving Voice Quality for Mobile Devices
		479,279,025
	> Computer Services 2.2%
3,775,000	iGATE (a)(b)	138,618,000
	IT & Business Process Outsourcing Services

Number of Shares		Value
	> Computer Services—continued
1,835,000	Virtusa (a)(b)	$65,252,600
	Offshore IT Outsourcing
2,112,805	WNS - ADR (India) (a)	47,559,240
	Offshore Business Process Outsourcing Services
1,618,000	ExlService Holdings (a)	39,495,380
	Business Process Outsourcing
373,000	Syntel (a)	32,801,620
	Offshore IT Services
1,983,000	Genpact (a)	32,362,560
	Business Process Outsourcing
3,274,000	Hackett Group (b)	19,513,040
	IT Integration & Best Practice Research
		375,602,440
	> Business Information & Marketing Services 1.5%
1,900,000	Verisk Analytics (a)	115,691,000
	Risk & Decision Analytics
4,075,000	Navigant Consulting (a)(b)	56,683,250
	Financial Consulting Firm
4,800,000	Bankrate (a)	54,528,000
	Internet Advertising for the Insurance, Credit Card & Banking Markets
2,570,000	RPX (a)	35,286,100
	Patent Aggregation & Defensive Patent Consulting
		262,188,350
	> Internet Related 1.3%
3,456,000	Pandora Media (a)	83,496,960
	Streaming Music
625,000	TripAdvisor (a)	57,137,500
	Online Travel Research
12,165,736	Vonage (a)(b)	39,903,614
	Business & Consumer Internet Telephony
2,199,707	RetailMeNot (a)	35,547,265
	Digital Coupon Marketplace
257,000	Rightmove (United Kingdom)	8,938,213
	Internet Real Estate Listings
		225,023,552
	> Semiconductors & Related Equipment 0.9%
5,390,000	Atmel (a)	43,551,200
	Microcontrollers, Radio Frequency & Memory Semiconductors
420,000	Littelfuse	35,775,600
	Little Fuses
699,000	Monolithic Power Systems	30,790,950
	High-performance Analog & Mixed Signal Integrated Circuits
560,000	Semtech (a)	15,204,000
	Analog Semiconductors
615,000	Ultratech (a)	13,991,250
	Semiconductor Equipment
2,500,000	Rubicon Technology (a)(b)(c)	10,625,000
	Sapphire for the Lighting, Electronics & Automotive Industries
		149,938,000
	> Telecommunications Equipment 0.8%
640,000	F5 Networks (a)	75,993,600
	Internet Traffic Management Equipment
2,983,000	Infinera (a)	31,828,610
	Optical Networking Equipment
1,118,000	CalAmp (a)	19,699,160
	Machine to Machine Communications
1,040,000	Ixia (a)	9,505,600
	Telecom Network Test Equipment
		137,026,970
	> Financial Processors 0.8%
1,700,000	Global Payments	118,796,000
	Credit Card Processor
1,300,000	Liquidity Services (a)	17,875,000
	E-auctions for Surplus & Salvage Goods
		136,671,000
	> Telephone & Data Services 0.7%
2,200,000	Cogent Communications	73,942,000
	Internet Data Pipelines
2,800,000	Boingo Wireless (a)(b)	19,964,000
	Wholesale & Retail Wi-Fi Networks
1,430,000	GTT Communications (a)	17,031,300
	Provider of High-capacity Data Transit
4,000,000	Towerstream (a)(b)	5,920,000
	High Speed Wireless, Rooftop Antenna Space & Wi-Fi Offload
		116,857,300
	> Electronics Distribution 0.6%
2,738,000	Avnet	113,627,000
	Electronic Components Distribution

	> Contract Manufacturing 0.6%
3,800,000	Sanmina-SCI (a)	79,268,000
	Electronic Manufacturing Services
684,918	Plexus (a)	25,294,022
	Electronic Manufacturing Services
		104,562,022
	> Cable TV 0.5%
800,000	Liberty Global Series A (a)	34,032,000
800,000	Liberty Global Series C (a)	32,812,000
	Cable TV Franchises Outside U.S.
670,000	Discovery Series C (a)	24,977,600
	Cable TV Programming
		91,821,600

Number of Shares		Value
	> Entertainment Programming 0.4%
1,250,000	IMAX (Canada) (a)(c)	$34,325,000
	IMAX Movies, Theatre Equipment & Theatre Joint Ventures
5,500,000	Zee Entertainment Enterprises (India)	27,917,050
	Indian Programmer of Pay Television Content
		62,242,050
	> Advertising 0.3%
1,000,000	Lamar Advertising	49,250,000
	Outdoor Advertising
Information: Total		4,494,947,454

Industrial Goods & Services 23.4%
	> Machinery 14.0%
7,996,000	Ametek	401,479,160
	Aerospace/Industrial Instruments
8,400,000	Donaldson (b)	341,292,000
	Industrial Air Filtration
3,400,000	Nordson (b)	258,638,000
	Dispensing Systems for Adhesives & Coatings
2,974,827	Moog (a)(b)	203,478,167
	Motion Control Products for Aerospace, Defense & Industrial Markets
4,000,000	Generac (a)(b)(c)	162,160,000
	Standby Power Generators
3,828,750	HEICO (b)	154,298,625
	FAA-approved Aircraft Replacement Parts
3,182,000	Kennametal	131,448,420
	Consumable Cutting Tools
1,335,000	Pall	111,739,500
	Life Science, Water & Industrial Filtration
1,210,000	WABCO Holdings (a)	110,049,500
	Truck & Bus Component Supplier
1,081,200	Middleby (a)	95,286,156
	Manufacturer of Cooking Equipment
1,529,000	Toro	90,562,670
	Turf Maintenance Equipment
1,083,000	Wabtec	87,766,320
	Freight & Transit Component Supplier
1,724,000	Oshkosh Corporation	76,114,600
	Specialty Truck Manufacturer
2,185,000	ESCO Technologies (b)	75,994,300
	Industrial Filtration & Advanced Measurement Equipment
664,400	Neopost (France)	48,867,344
	Postage Meter Machines
881,086	Dorman Products (a)(c)	35,296,305
	Aftermarket Auto Parts Distributor
225,000	Valmont Industries (c)	30,359,250
	Center Pivot Irrigation Systems & Utility Poles
705,000	Rexnord (a)	20,057,250
	Manufacturer of Mechanical Power Transmission Parts & Water Management Equipment
10,000,000	Marel (Iceland) (a)	8,809,297
	Largest Manufacturer of Poultry & Fish Processing Equipment
		2,443,696,864
	> Other Industrial Services 2.2%
5,148,000	LKQ (a)	136,885,320
	Alternative Auto Parts Distribution
1,800,000	Expeditors International of Washington	73,044,000
	International Freight Forwarder
1,500,000	Forward Air	67,245,000
	Freight Transportation Between Airports
1,250,000	Mobile Mini	43,712,500
	Portable Storage Units Leasing
1,375,000	KAR Auction Services	39,366,250
	Auto Auctions
1,894,000	CAE (Canada)	22,965,775
	Flight Simulator Equipment & Training Centers
		383,218,845
	> Industrial Distribution 1.7%
1,687,000	WESCO International (a)	132,024,620
	Industrial Distributor
930,000	Airgas	102,904,500
	Industrial Gas Distributor
1,545,000	MRC Global (a)	36,029,400
	Industrial Distributor
883,000	Boise Cascade (a)	26,613,620
	Wood Products Manufacturer & Distributor
		297,572,140
	> Construction 1.7%
94,500	NVR (a)	106,786,890
	Homebuilder
1,631,000	Chicago Bridge & Iron	94,353,350
	Engineering & Construction for Liquefied Natural Gas & Petrochemicals
930,000	Fortune Brands Home & Security	38,232,300
	Home Building Supplies & Small Locks
3,592,200	PGT (a)(b)	33,479,304
	Wind Resistant Windows & Doors
400,000	Lumber Liquidators (a)(c)	22,952,000
	Hardwood Flooring Retailer
		295,803,844
	> Electrical Components 1.2%
1,209,000	Acuity Brands	142,311,390
	Commercial Lighting Fixtures
1,827,007	Thermon (a)(b)	44,615,511
	Global Engineered Thermal Solutions

Number of Shares		Value
	> Electrical Components—continued
1,500,000	Ushio (Japan)	$15,855,381
	Industrial Light Sources
		202,782,282
	> Industrial Materials & Specialty Chemicals 1.1%
1,680,000	Drew Industries (b)	70,879,200
	RV & Manufactured Home Components
1,090,000	Novozymes (Denmark)	47,291,191
	Industrial Enzymes
700,000	PolyOne	24,906,000
	Intermediate Stage Chemicals Producer
917,486	Sociedad Quimica y Minera de Chile - ADR (Chile)	23,983,084
	Producer of Specialty Fertilizers, Lithium & Iodine
350,000	FMC Corporation	20,016,500
	Niche Specialty Chemicals
		187,075,975
	> Outsourcing Services 0.8%
3,000,000	Quanta Services (a)	108,870,000
	Electrical & Telecom Construction Services
822,000	Insperity	22,473,480
	Professional Employer Organization
		131,343,480
	> Waste Management 0.4%
1,500,000	Waste Connections	72,780,000
	Solid Waste Management

	> Conglomerates 0.3%
2,321,000	Aalberts Industries (Netherlands)	60,091,545
	Flow Control & Heat Treatment
Industrial Goods & Services: Total		4,074,364,975

Consumer Goods & Services 14.4%
	> Retail 4.8%
1,044,000	ULTA (a)	123,369,480
	Specialty Beauty Product Retailer
1,475,839	Casey’s General Stores	105,817,656
	Owner/Operator of Convenience Stores
1,508,000	Williams-Sonoma	100,387,560
	Home Goods & Furnishing Retailer
1,660,000	Shutterfly (a)	80,908,400
	Internet Photo-centric Retailer
2,366,000	Kate Spade & Company (a)	62,060,180
	Global Lifestyle Brand
646,845	Fossil (a)	60,738,746
	Watch Designer & Retailer
1,381,000	Burlington Stores (a)	55,046,660
	Off-price Apparel Retailer
1,535,000	The Fresh Market (a)(c)	53,617,550
	Specialty Food Retailer
1,170,000	Zulily (a)(c)	44,331,300
	eCommerce Retailer Offering Flash Sale Events
900,000	Urban Outfitters (a)	33,030,000
	Multi-channel Apparel & Accessory Retailer
945,000	DSW	28,453,950
	Branded Footwear Retailer
1,238,262	Michaels Stores (a)(c)	21,644,820
	Craft & Hobby Specialty Retailer
1,762,555	Pier 1 Imports	20,956,779
	Home Furnishing Retailer
2,557,000	DIA (Spain)	18,324,037
	Discount Retailer in Spain, Latin America & the Eastern Mediterranean
2,100,000	Gaiam (a)(b)	15,414,000
	Healthy Living Through Catalogs, eCommerce & Gaiam TV
852,000	Massmart Holdings (South Africa) (c)	9,269,283
	General Merchandise, Food & Home Improvement Stores; Wal-Mart Subsidiary
		833,370,401
	> Travel 3.6%
3,950,000	Avis Budget Group (a)	216,815,500
	Second Largest Car Rental Company
1,430,000	Vail Resorts	124,066,800
	Ski Resort Operator & Developer
1,050,000	Expedia	92,001,000
	Online Travel Services Company
3,000,000	Hertz (a)	76,170,000
	Largest U.S. Rental Car Operator
2,142,000	HomeAway (a)	76,041,000
	Vacation Rental Online Marketplace
849,483	Choice Hotels	44,173,116
	Franchisor of Budget Hotel Brands
		629,267,416
	> Consumer Goods Distribution 1.5%
1,818,000	Pool	98,026,560
	Swimming Pool Supplies & Equipment Distributor
1,340,000	United Natural Foods (a)	82,356,400
	Distributor of Natural/Organic Foods to Grocery Stores
4,972,000	Groupon (a)(c)	33,212,960
	Global Marketplace for Deals
819,000	GNC Holdings	31,728,060
	Specialty Retailer of Health & Wellness Products
900,000	The Chefs’ Warehouse (a)	14,634,000
	Distributor of Specialty Foods to Fine Dining Restaurants
		259,957,980
	> Furniture & Textiles 1.1%
3,669,000	Knoll (b)	63,510,390
	Office Furniture
2,920,000	Interface	47,128,800
	Modular Carpet
812,360	Caesarstone (Israel)	41,982,765
	Quartz Countertops

Number of Shares		Value
	> Furniture & Textiles—continued
916,000	Herman Miller	$27,342,600
	Office Furniture
700,000	La-Z-Boy	13,853,000
	Upholstery Giant
		193,817,555
	> Restaurants 1.0%
719,000	Domino’s Pizza	55,334,240
	Franchisor of Pizza Restaurants
1,350,000	Popeyes Louisiana Kitchen (a)(b)	54,675,000
	Popeyes Restaurants
1,001,000	Fiesta Restaurant Group (a)	49,729,680
	Owner/Operator of Two Restaurant Chains: Pollo Tropical & Taco Cabana
492,000	Papa John’s International	19,675,080
	Franchisor of Pizza Restaurants
		179,414,000
	> Apparel 0.5%
793,000	PVH	96,071,950
	Apparel Wholesaler & Retailer

	> Other Durable Goods 0.5%
1,900,000	Select Comfort (a)	39,748,000
	Specialty Mattresses
500,000	Cavco Industries (a)(b)	34,000,000
	Manufactured Homes
653,000	Gentex	17,480,810
	Manufacturer of Auto Parts
		91,228,810
	> Food & Beverage 0.5%
3,947,000	Boulder Brands (a)(b)	53,797,610
	Healthy Food Products
1,029,000	B&G Foods	28,348,950
	Acquirer of Small Food Brands
1,665,270	GLG Life Tech (Canada) (a)(b)	550,158
	Producer of an All-natural Sweetener Extracted from the Stevia Plant
		82,696,718
	> Educational Services 0.3%
1,075,000	DeVry	46,020,750
	Postsecondary Degree Services

	> Nondurables 0.2%
229,000	KT&G (Korea)	20,494,092
	Tobacco & Ginseng Products
620,000	Prestige Brands Holdings (a)	20,069,400
	Household & Personal Care Products
		40,563,492
	> Other Consumer Services 0.2%
900,000	Blackhawk Network (a)	29,070,000
	Third Party Distributer of Prepaid Content, Mostly Gift Cards

	> Casinos & Gaming 0.1%
900,000	Melco Crown Entertainment - ADR (Hong Kong)	23,661,000
	Macau Casino Operator

	> Leisure Products 0.1%
650,000	Performance Sports Group (a)	10,445,500
	Sporting Goods Manufacturer
52,654	Fox Factory Holding (a)	816,137
	High Performance Suspension Systems for Leisure Market
		11,261,637
Consumer Goods & Services: Total		2,516,401,709

Finance 12.1%
	> Banks 4.1%
9,000,000	Associated Banc-Corp (b)	156,780,000
	Midwest Bank
1,800,000	BOK Financial	119,664,000
	Tulsa-based Southwest Bank
840,000	SVB Financial Group (a)	94,155,600
	Bank to Venture Capitalists
2,860,000	MB Financial	79,164,800
	Chicago Bank
940,000	City National	71,129,800
	Bank & Asset Manager
1,900,000	Hancock Holding	60,895,000
	Gulf Coast Bank
3,323,500	Valley National Bancorp (c)	32,204,715
	New Jersey/New York Bank
4,841,882	First Busey (b)	26,969,283
	Illinois Bank
1,162,000	Sandy Spring Bancorp	26,598,180
	Baltimore & Washington, D.C. Bank
843,000	Hudson Valley	15,300,450
	Metro New York City Bank
950,000	TCF Financial	14,753,500
	Great Lakes Bank
2,136,500	TrustCo Bank	13,759,060
	New York State Bank
1,922,634	Cascade Bancorp (a)	9,709,301
	Central Oregon & Idaho Bank
		721,083,689
	> Insurance 2.9%
8,800,000	CNO Financial Group	149,248,000
	Life, Long-term Care & Medical Supplement Insurance
2,275,000	Allied World Holdings	83,811,000
	Commercial Lines Insurance/ Reinsurance
2,625,000	Selective Insurance Group	58,117,500
	Commercial & Personal Lines Insurance
1,100,000	HCC Insurance Holdings	53,119,000
	Specialty Insurance
1,650,000	Brown & Brown	53,047,500
	Insurance Broker
800,000	RLI	34,632,000
	Specialty Insurance
250,000	Enstar Group (a)	34,080,000
	Insurance/Reinsurance & Related Services

Number of Shares		Value
	> Insurance—continued
10,837,000	Rand Merchant Insurance (South Africa)	$34,001,445
	Directly Sold Property & Casualty Insurance; Holdings in Other Insurers
		500,056,445
	> Brokerage & Money Management 2.5%
7,368,774	SEI Investments	266,454,868
	Mutual Fund Administration & Investment Management
3,052,000	Eaton Vance	115,151,960
	Specialty Mutual Funds
11,436,300	Sprott (Canada) (c)	29,000,484
	Asset Manager Focused on Resources, Particularly Gold & Silver
1,648,030	Coronation Fund Managers (South Africa)	14,117,311
	South African Fund Manager
1,000,000	Wisdom Tree (a)(c)	11,380,000
	Fund Manager with ETF Specialty
		436,104,623
	> Credit Cards 1.1%
490,000	Alliance Data Systems (a)	121,652,300
	Diversified Credit Card Provider
670,000	WEX (a)	73,914,400
	Card Processor
		195,566,700
	> Finance Companies 1.0%
2,000,000	McGrath Rentcorp (b)	68,400,000
	Mini-rental Conglomerate
808,343	World Acceptance (a)(b)(c)	54,563,153
	Personal Loans
1,500,000	CAI International (a)(b)	29,025,000
	International Container Leasing
902,210	Marlin Business Services (b)	16,528,487
	Small Equipment Leasing
		168,516,640
	> Diversified Financial Companies 0.5%
2,820,000	Leucadia National	67,228,800
	Holding Company
400,000	Liberty Tax (a)	12,920,000
	Tax Preparation Company
		80,148,800
Finance: Total		2,101,476,897

Health Care 9.6%
	> Biotechnology & Drug Delivery 3.7%
2,493,309	Synageva BioPharma (a)(b)(c)	171,489,793
	Biotech Focused on Orphan Diseases
4,001,000	Seattle Genetics (a)	148,757,180
	Antibody-based Therapies for Cancer
1,624,689	Ultragenyx Pharmaceutical (a)(b)(c)	91,957,398
	Biotech Focused on “Ultra-Orphan” Drugs
2,552,000	Sarepta Therapeutics (a)(b)(c)	53,847,200
	Biotech Focused on Rare Diseases
737,000	BioMarin Pharmaceutical (a)	53,181,920
	Biotech Focused on Orphan Diseases
153,000	Intercept Pharmaceuticals (a)	36,213,570
	Biotech Developing Drugs for Several Diseases
2,750,000	Celldex Therapeutics (a)(c)	35,640,000
	Biotech Developing Drugs for Cancer
423,400	Alnylam Pharmaceuticals (a)	33,067,540
	Biotech Developing Drugs for Rare Diseases
963,000	NPS Pharmaceuticals (a)	25,038,000
	Orphan Drugs & Healthy Royalties
359,944	MicroDose Therapeutx Contingent Value Rights (a)(d)(e)	705,490
	Drug Inhaler Development
		649,898,091
	> Medical Supplies 2.5%
5,836,000	Cepheid (a)(b)	256,959,080
	Molecular Diagnostics
1,040,000	Bio-Techne	97,292,000
	Cytokines, Antibodies & other Reagents for Life Science
687,000	Henry Schein (a)	80,014,890
	Large Distributor of Dental, Vet & Medical Products
		434,265,970
	> Health Care Services 1.7%
6,724,600	Allscripts Healthcare Solutions (a)	90,210,509
	Health Care IT
2,100,000	HealthSouth	77,490,000
	Inpatient Rehabilitation Facilities
1,384,000	Medidata Solutions (a)	61,297,360
	Cloud-based Software for Drug Studies
1,277,000	Envision Healthcare Holdings (a)	44,286,360
	Provider of Health Care Outsourcing Services
890,000	Castlight Health (a)(b)(c)	11,516,600
	Provider of Cloud-based Software for Managing Health Care Costs
		284,800,829
	> Pharmaceuticals 1.1%
5,089,000	Akorn (a)	184,578,030
	Developer, Manufacturer & Distributor of Specialty Generic Drugs
476,000	Revance Therapeutics (a)(c)	9,201,080
	Drug Developer Focused on Aesthetics
		193,779,110

Number of Shares		Value
	> Medical Equipment & Devices 0.6%
833,000	Sirona Dental Systems (a)	$63,874,440
	Manufacturer of Dental Equipment
506,020	Abaxis	25,660,274
	Instruments & Tests for Vet & Medical Markets
647,000	Wright Medical Group (a)	19,604,100
	Leader in Foot & Ankle Replacement
		109,138,814
Health Care: Total		1,671,882,814

Energy & Minerals 6.9%
	> Oil & Gas Producers 3.0%
2,322,600	Rosetta Resources (a)	103,495,056
	Oil & Gas Producer Exploring in Texas
778,000	SM Energy	60,684,000
	Oil & Gas Producer
717,000	Energen Corporation	51,796,080
	Oil & Gas Producer with Natural Gas Utility
926,000	Carrizo Oil & Gas (a)	49,837,320
	Oil & Gas Producer
632,000	Range Resources	42,855,920
	Oil & Gas Producer
2,200,000	Pacific Rubiales Energy (Colombia)	36,890,933
	Oil Production & Exploration in Colombia
1,358,000	WPX Energy (a)	32,673,480
	Oil & Gas Produced in U.S. & Argentina
281,000	Clayton Williams (a)	27,102,450
	Oil & Gas Producer
928,000	Laredo Petroleum (a)(c)	20,796,480
	Permian Basin Oil Producer
891,000	Parsley Energy (a)	19,005,030
	Permian-Midland Basin Oil & Gas Producer
770,000	Bill Barrett Corporation (a)	16,970,800
	Oil & Gas Producer in U.S. Rockies
570,000	Rice Energy (a)	15,162,000
	Natural Gas Producer
262,000	PDC Energy (a)	13,175,980
	Oil & Gas Producer in U.S.
64,685,000	Petromanas (Canada) (a)(b)(c)	12,706,549
	Exploring for Oil in Albania
1,400,000	DeeThree Exploration (Canada) (a)	11,375,508
	Canadian Oil & Gas Producer
42,000,000	Petroamerica Oil (Colombia) (a)(c)	11,062,994
	Oil Exploration & Production in Colombia
28,700,000	Shamaran Petroleum (Iraq) (a)	8,328,497
	Oil Exploration & Production in Kurdistan
24,115,500	Canadian Overseas Petroleum (Canada) (a)(b)	3,337,562
8,400,000	Canadian Overseas Petroleum (Canada) (a)(b)(d)	1,104,424
	Oil & Gas Exploration Offshore West Africa
26,000,000	Petrodorado Energy (Colombia) (a)(b)	812,536
	Oil & Gas Exploration & Production in Colombia, Peru & Paraguay
		539,173,599
	> Oil Services 2.6%
3,858,000	FMC Technologies (a)	209,527,980
	Oil & Gas Well Head Manufacturer
1,314,579	ShawCor (Canada) (c)	66,318,776
	Oil & Gas Pipeline Products
964,000	Chart Industries (a)	58,929,320
	Manufacturer of Natural Gas Processing/Storage Equipment
1,613,000	Hornbeck Offshore (a)	52,793,490
	Supply Vessel Operator in U.S. Gulf of Mexico
780,000	Gulfport Energy (a)	41,652,000
	Oil & Gas Producer Focused on Utica Shale in Ohio
2,601,900	Horizon North Logistics (Canada) (c)	11,802,002
	Diversified Oil Service Offering in Northern Canada
463,863	Black Diamond Group (Canada)	9,865,813
	Provides Accommodations/Equipment for Oil Sands Development
289,000	Rowan	7,314,590
	Contract Offshore Driller
		458,203,971
	> Mining 1.1%
492,000	Core Labs (Netherlands)	72,004,200
	Oil & Gas Reservoir Consulting
4,000,000	Alamos Gold (Canada)	31,894,281
	Gold Mining
503,000	US Silica	31,442,530
	Provider of Frac Sand & Industrial Sand in U.S.
5,500,000	Kirkland Lake Gold (Canada) (a)(b)	24,309,121
	Gold Mining
4,250,000	Argonaut Gold (Canada) (a)	14,875,664
	Gold & Silver Mining
3,650,000	Allied Nevada Gold (a)(c)	12,081,500
	Gold & Silver Mining
3,000,000	Kaminak Gold (a)	2,062,592
	Exploration Stage Canadian Gold Miner
2,800,000	Alexco Resource (a)	1,875,720
	Mining, Exploration & Environmental Services
5,544,000	Duluth Metals (Canada) (a)	1,188,053
	Copper & Nickel Miner
		191,733,661

Number of Shares		Value
	> Agricultural Commodities 0.1%
1,306,818	Union Agriculture Group (Uruguay) (a)(d)(e)	$13,224,998
	Farmland Operator in Uruguay

	> Alternative Energy 0.1%
4,699,210	RGS Energy (a)(b)(c)	8,082,641
	U.S. Residential & Commercial Solar Systems Installer
1,210,300	Synthesis Energy Systems (China) (a)	1,379,742
	Owner/Operator of Gasification Plants/Technology Licenses
		9,462,383
Energy & Minerals: Total		1,211,798,612

Other Industries 6.0%
	> Real Estate 3.8%
2,100,000	Extra Space Storage	108,297,000
	Self Storage Facilities
750,000	Federal Realty	88,845,000
	Shopping Centers
7,350,000	EdR (b)	75,558,000
	Student Housing
1,320,000	Post Properties	67,768,800
	Multifamily Properties
325,000	Jones Lang LaSalle	41,060,500
	Real Estate Services
2,150,000	Terreno Realty (b)	40,484,500
	Industrial Properties
150,000	Amerco	39,283,500
	North American Moving & Storage
5,175,000	DCT Industrial Trust	38,864,250
	Industrial Properties
1,800,000	St. Joe (a)(c)	35,874,000
	Florida Panhandle Landowner
880,000	Coresite Realty	28,925,600
	Data Centers
1,172,500	Kite Realty Group	28,421,400
	Community Shopping Centers
975,000	Hudson Pacific Properties	24,043,500
	West Coast Office Buildings & Production Studios
20,282,089	Mapletree Commercial Trust (Singapore)	22,417,297
	Retail & Office Property Landlord
10,362	Orix JREIT (Japan)	13,025,866
	Diversified REIT
90,000	Deltic Timber	5,608,800
	Arkansas Land & Timber
		658,478,013
	> Transportation 1.6%
2,704,100	Rush Enterprises, Class A (a)(b)	90,452,145
550,000	Rush Enterprises, Class B (a)(b)	16,450,500
	Truck Sales & Service
1,000,000	JB Hunt Transport Services	74,050,000
	Truck & Intermodal Carrier
530,000	Kirby (a)	62,460,500
	Largest Operator of U.S. (Jones Act) Liquid Tank Barges
300,000	Genesee & Wyoming (a)	28,593,000
	Short-line Operator
400,000	Heartland Express	9,584,000
	Regional Trucker
		281,590,145
	> Regulated Utilities 0.6%
1,900,000	Northeast Utilities	84,170,000
	Regulated Electric Utility
650,000	Wisconsin Energy	27,950,000
	Wisconsin Utility
		112,120,000
Other Industries: Total		1,052,188,158
Total Equities: 98.2% (Cost: $9,605,414,967)		17,123,060,619	(f)

Short-Term Investments 1.8%
280,000,000	JPMorgan U.S. Government Money Market Fund, IM Shares (7 day yield of 0.01%)	280,000,000
27,132,688	JPMorgan U.S. Government Money Market Fund, Agency Shares (7 day yield of 0.01%)	27,132,688
Total Short-Term Investments: 1.8% (Cost: $307,132,688)		307,132,688

Securities Lending Collateral 2.4%
419,416,059	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.01%) (g)	419,416,059
Total Securities Lending Collateral: 2.4% (Cost: $419,416,059)		419,416,059

Total Investments: 102.4% (Cost: $10,331,963,714)(h)		17,849,609,366	(i)
Obligation to Return Collateral for Securities Loaned: (2.4)%		(419,416,059)
Cash and Other Assets Less Liabilities: —%		6,499,802
Net Assets: 100.0%		$17,436,693,109

ADR - American Depositary Receipts

REIT - Real Estate Investment Trust

> Notes to Statement of Investments

(a)  Non-income producing security.

(b)  An affiliated person of the Fund, as defined in the Investment Company Act of 1940, may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies during the period ended September 30, 2014, are as follows:

Security	Balance of Shares Held 12/31/13	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/14	Value	Dividend
Mettler-Toledo International (1)	1,475,000	—	123,362	1,351,638	$346,195,041	$—
Donaldson	8,400,000	—	—	8,400,000	341,292,000	3,948,000
Nordson	3,400,000	—	—	3,400,000	258,638,000	1,972,000
Cepheid	6,170,000	246,000	580,000	5,836,000	256,959,080	—
Moog	3,230,000	—	255,173	2,974,827	203,478,167	—
Informatica	5,500,000	550,000	250,000	5,800,000	198,592,000	—
Akorn (1)	5,417,981	676,000	1,004,981	5,089,000	184,578,030	—
Synageva BioPharma	2,392,000	181,000	79,691	2,493,309	171,489,793	—
Generac	3,113,000	887,000		4,000,000	162,160,000	—
Associated Banc-Corp	9,000,000	—	—	9,000,000	156,780,000	2,430,000
HEICO	3,828,750	—	—	3,828,750	154,298,625	229,725
iGATE	4,150,000	—	375,000	3,775,000	138,618,000	—
Rush Enterprises	3,650,000	—	395,900	3,254,100	106,902,645	—
Globalstar (1)	25,500,000	2,150,000	1,650,000	26,000,000	95,160,000	—
Ultragenyx Pharmaceutical (2)	3,610,890	472,707	2,458,908	1,624,689	91,957,398	253,930
Allscripts Healthcare Solutions (1)	9,905,000	—	3,180,400	6,724,600	90,210,509	—
MB Financial (1)	2,860,000	—	—	2,860,000	79,164,800	1,086,800
ESCO Technologies	2,300,000	—	115,000	2,185,000	75,994,300	542,800
EdR	7,350,000	—	—	7,350,000	75,558,000	2,499,000
Drew Industries	1,780,000	—	100,000	1,680,000	70,879,200	—
McGrath Rentcorp	2,150,000	—	150,000	2,000,000	68,400,000	1,569,500
Virtusa	1,985,000	—	150,000	1,835,000	65,252,600	—
Knoll	3,669,000	—	—	3,669,000	63,510,390	1,320,840
Navigant Consulting	4,025,000	50,000	—	4,075,000	56,683,250	—
SPS Commerce	900,000	285,000	150,000	1,035,000	55,010,250	—
Popeyes Louisiana Kitchen	2,000,000	—	650,000	1,350,000	54,675,000	—
World Acceptance	850,000	—	41,657	808,343	54,563,153	—
Sarepta Therapeutics	2,050,000	502,000	—	2,552,000	53,847,200	—
Boulder Brands	2,886,552	1,500,000	439,552	3,947,000	53,797,610	—
Thermon	1,065,000	762,007	—	1,827,007	44,615,511	—
Terreno Realty	2,020,931	129,069	—	2,150,000	40,484,500	580,500
Vonage	—	12,165,736	—	12,165,736	39,903,614	—
Cavco Industries	460,000	40,000	—	500,000	34,000,000	—
PGT	738,564	2,853,636		3,592,200	33,479,304
InContact	3,740,596	404	—	3,741,000	32,527,995	—
Blackhawk Network (1)	900,000	—	—	900,000	29,070,000	—
CAI International	1,500,000	—	—	1,500,000	29,025,000	—
Coresite Realty (1)	1,170,000	—	290,000	880,000	28,925,600	1,139,962
First Busey	4,841,882	—	—	4,841,882	26,969,283	677,863
Kirkland Lake Gold	4,900,000	600,000	—	5,500,000	24,309,121	—
Tangoe (1)	2,100,000	—	350,000	1,750,000	23,712,500	—
Insperity (1)	1,400,000	—	578,000	822,000	22,473,480	599,750
Pier 1 Imports (1)	7,185,000	—	5,422,445	1,762,555	20,956,779	922,800
E2Open	610,000	1,615,000	—	2,225,000	20,714,750	—
Boingo Wireless	2,500,000	300,000	—	2,800,000	19,964,000	—
Hackett Group	3,274,000	—	—	3,274,000	19,513,040	—
II-VI (1)	3,640,000	—	2,036,000	1,604,000	18,879,080	—
Marlin Business Services	1,091,000	—	188,790	902,210	16,528,487	376,395
Gaiam	1,500,000	600,000	—	2,100,000	15,414,000	—
Audience	—	1,753,625	—	1,753,625	12,976,825	—
Petromanas	51,359,500	13,325,500	—	64,685,000	12,706,549	—
Castlight Health	—	890,000		890,000	11,516,600
Petroamerica Oil (1)	35,000,000	7,000,000	—	42,000,000	11,062,994	—
Rubicon Technology	—	2,500,000	—	2,500,000	10,625,000	—
RGS Energy	2,600,000	2,099,210	—	4,699,210	8,082,641	—
Exa	1,000,000	—	300,033	699,967	7,895,627	—
Towerstream	3,319,900	680,100	—	4,000,000	5,920,000	—
Canadian Overseas Petroleum	19,471,000	13,044,500	—	32,515,500	4,441,986	—

> Notes to Statement of Investments

Security	Balance of Shares Held 12/31/13	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/14	Value	Dividend
Duluth Metals (1)	7,025,500	—	1,481,500	5,544,000	$1,188,053	$—
Petrodorado Energy	26,000,000	—	—	26,000,000	812,536	—
GLG Life Tech	1,665,270	—	—	1,665,270	550,158	—
Bally Technologies (1)	3,105,000	—	3,105,000	—	—	—
tw telecom (1)	9,500,000	—	9,500,000	—	—	—
H & E Equipment Services (1)	2,508,816	—	2,508,816	—	—	—
Alimera Sciences (1)	2,040,000	—	2,040,000	—	—	—
Acorn Energy (1)	1,161,957	—	1,161,957	—	—	—
Dupont Fabros Technology (1)	3,625,000	—	3,625,000	—	—	1,128,750
Simplicity Bancorp (1)	452,146	—	452,146	—	—	72,577
Total of Affiliated Transactions	348,019,235	67,858,494	45,189,311	370,688,418	$4,413,890,054	$21,351,192

(1) At September 30, 2014, the Fund owned less than five percent of the company’s outstanding voting shares.

(2) Includes the effects of a stock split.

The aggregate cost and value of these companies at September 30, 2014, was $2,032,462,853 and $3,462,313,188, respectively. Investments in affiliated companies represented 19.86% of the Fund’s total net assets at September 30, 2014.

(c)  All or a portion of this security was on loan at September 30, 2014. The total market value of securities on loan at September 30, 2014 was $399,879,068.

(d)  Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At September 30, 2014, the market value of these securities amounted to $15,034,912, which represented 0.09% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares/Units	Cost	Value
Union Agriculture Group	12/8/10-6/27/12	1,306,818	$15,000,000	$13,224,998
Canadian Overseas Petroleum	11/24/10	8,400,000	3,591,152	1,104,424
MicroDose Therapeutx Contingent Value Rights	8/14/13	359,944	—	705,490
			$18,591,152	$15,034,912

(e)  Illiquid security.

(f)  On September 30, 2014, the market value of foreign securities represented 5.74% of total net assets. The Fund’s foreign portfolio was diversified as follows:

Country	Value	Percentage of Net Assets
Canada	$285,700,247	1.64
Netherlands	132,095,745	0.76
Sweden	85,153,780	0.49
India	75,476,290	0.43
South Africa	57,388,039	0.33
France	48,867,344	0.28
Colombia	48,766,463	0.28
Denmark	47,291,191	0.27
Israel	41,982,765	0.24
Japan	28,881,247	0.16
Chile	23,983,084	0.14
Hong Kong	23,661,000	0.14
Singapore	22,417,297	0.13
Korea	20,494,092	0.12
Spain	18,324,037	0.10
Uruguay	13,224,998	0.07
United Kingdom	8,938,213	0.05
Iceland	8,809,297	0.05
Iraq	8,328,497	0.05
China	1,379,742	0.01
Total Foreign Portfolio	$1,001,163,368	5.74

> Notes to Statement of Investments

(g)  Investment made with cash collateral received from securities lending activity.

(h)  At September 30, 2014, for federal income tax purposes, the cost of investments was approximately $10,331,963,714 and net unrealized appreciation was $7,517,645,652 consisting of gross unrealized appreciation of $7,970,738,342 and gross unrealized depreciation of $453,092,690.

(i)  Securities are valued using policies described in the Notes to Financial Statements in the shareholder report dated June 30, 2014.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•  Level 1 — quoted prices in active markets for identical securities

•  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee (the Committee) of the Fund’s Board of Trustees (the Board) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

Under the direction of the Board, the Committee is responsible for overseeing the valuation procedures approved by the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, to review the appropriateness of the Trust’s Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies), and to review the continuing appropriateness of the current value of any security subject to the Policies. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds’ securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of September 30, 2014, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Information	$4,372,938,411	$122,009,043	$—	$4,494,947,454
Industrial Goods & Services	3,893,450,217	180,914,758	—	4,074,364,975
Consumer Goods & Services	2,468,314,297	48,087,412	—	2,516,401,709
Finance	2,053,358,141	48,118,756	—	2,101,476,897
Health Care	1,671,177,324	—	705,490	1,671,882,814
Energy & Minerals	1,197,469,190	1,104,424	13,224,998	1,211,798,612
Other Industries	1,016,744,995	35,443,163	—	1,052,188,158
Total Equities	16,673,452,575	435,677,556	13,930,488	17,123,060,619
Total Short-Term Investments	307,132,688	—	—	307,132,688
Total Securities Lending Collateral	419,416,059	—	—	419,416,059
Total Investments	$17,400,001,322	$435,677,556	$13,930,488	$17,849,609,366

> Notes to Statement of Investments

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements. Securities acquired via private placement that have a holding period or an extended settlement period are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the investment manager’s experience with similar securities or situations. Factors may include, but are not limited to, trade volume, shares outstanding and stock price.

There were no transfers of financial assets between levels 1 and 2 during the period.

The following table shows transfers between Level 1 and Level 3 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1	Level 3	Level 1	Level 3
$14,371,342	$—	$—	$14,371,342

Financial assets were transferred from Level 3 to Level 1 as resale restrictions no longer apply.

The Fund does not hold any significant investments categorized as Level 3.

Certain securities classified as Level 3 are valued at fair value, using a market approach, as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. To determine fair value for these securities, for which no market exists, the Committee utilizes the valuation technique it deems most appropriate in the circumstances, using some unobservable inputs, which may include, but are not limited to estimated earnings of the company and the position of the security within the company’s capital structure. The Committee also may use some observable inputs, which may include, but are not limited to, trades of similar securities and market multiples derived from a set of comparable companies. Significant increases or decreases to any of these inputs could result in a significantly lower or higher fair value measurement.

Columbia Acorn International®

Statement of Investments (Unaudited), September 30, 2014

Number of Shares		Value
	Equities: 95.8%
Asia 43.0%
	> Japan 19.2%
4,784,600	Kansai Paint	$71,535,459
	Paint Producer in Japan, India, China & Southeast Asia
1,555,000	Glory	43,894,114
	Currency Handling Systems & Related Equipment
1,090,000	Japan Airport Terminal	43,751,344
	Airport Terminal Operator at Haneda
2,255,000	Aeon Mall	43,077,759
	Suburban Shopping Mall Developer, Owner & Operator
32,000	Orix JREIT	40,226,570
	Diversified REIT
1,050,000	Familymart	40,071,970
	Convenience Store Operator
3,196,000	Nippon Kayaku	39,091,154
	Functional Chemicals, Pharmaceuticals & Auto Safety Systems
1,105,800	Benesse	36,278,936
	Education Service Provider
630,000	Makita	35,589,812
	Power Tools
1,440,000	Nabtesco	34,496,176
	Machinery Components
1,538,500	Aica Kogyo	32,688,909
	Laminated Sheets, Building Materials & Chemical Adhesives
264,400	Hirose Electric	32,643,042
	Electrical Connectors
1,956,400	Park24	31,219,040
	Parking Lot Operator
1,560,000	Suruga Bank	31,125,086
	Regional Bank
2,900,000	Ushio	30,653,735
	Industrial Light Sources
2,100,000	Asahi Diamond Industrial	30,406,586
	Consumable Diamond Tools
838,000	OBIC	29,989,898
	Computer Software
4,800,000	NOF	29,942,449
	Specialty Chemicals, Life Science & Rocket Fuels
439,400	Disco	29,880,074
	Semiconductor Dicing & Grinding Equipment
5,560	Kenedix Office Investment	29,853,988
	Tokyo Mid-size Office REIT
1,010,000	NGK Spark Plug	29,719,081
	Automobile Parts
355,000	Rinnai	29,453,469
	Gas Appliances for Home & Commercial Use
1,580,000	Daiseki	29,446,343
	Waste Disposal & Recycling
960,000	Misumi Group	29,007,254
	Industrial Components Distributor
1,200,000	NGK Insulators	28,604,050
	Ceramic Products for Auto, Power & Electronics
750,000	Kintetsu World Express	28,599,833
	Airfreight Logistics
8,340,000	Aozora Bank	28,200,992
	Commercial Bank
1,222,080	Nihon Parkerizing	27,940,690
	Metal Surface Treatment Agents & Processing Service
1,600,000	OSG	27,744,394
	Consumable Cutting Tools
749,800	Nakanishi	27,602,478
	Dental Tools & Machinery
1,600,000	Doshisha	27,440,382
	Consumer Goods Wholesaler
603,000	Omron	27,405,144
	Electric Components for Factory Automation
486,600	Santen Pharmaceutical	27,250,070
	Specialty Pharma (Ophthalmic Medicine)
1,402,000	Tamron (a)	26,939,371
	Camera Lenses
792,900	Toyo Suisan Kaisha	26,328,501
	Instant Noodles & Processed Foods
2,736,000	Moshi Moshi Hotline	25,948,104
	Call Center Operator
1,129,000	Ariake Japan	25,307,440
	Commercial Soup & Sauce Extracts
208,000	Shimano	25,301,849
	Bicycle Components & Fishing Tackle
527,500	Hamamatsu Photonics	25,063,950
	Optical Sensors for Medical & Industrial Applications
930,000	JIN (b)	25,056,113
	Eyeglasses Retailer
3,000	Industrial & Infrastructure Fund	24,873,104
	Industrial REIT in Japan
1,150,000	Aeon Financial Service	24,609,526
	Diversified Consumer-related Finance Company
1,107,000	Stanley Electric	23,965,590
	Automobile Lighting & LED Equipment
500,000	Hoshizaki Electric	23,332,035
	Commercial Kitchen Equipment
1,668,900	Rohto Pharmaceutical	22,381,437
	Pharmaceutical, Health & Beauty Products
2,000,000	Toto	22,003,206
	Toilets & Bathroom Fittings
970,000	Nippon Paint	21,881,139
	Paints for Automotive, Decorative & Industrial Usage
835,000	Icom (a)	20,928,973
	Two-way Radio Communication Equipment
571,080	Milbon	18,957,344
	Hair Products for Salons

Number of Shares		Value
	> Japan—continued
255,800	Hikari Tsushin	$18,184,950
	Office IT/Mobiles/Insurance Distribution
3,885,400	Wacom (b)	16,766,033
	Computer Graphic Illustration Devices
8,150	Japan Retail Fund	16,427,958
	Largest Retail REIT in Japan
575,600	MonotaRO (b)	14,408,029
	Online Maintenance, Repair and Operations Goods Distributor in Japan
269,000	Ezaki Glico	9,276,416
	Confectionary, Ice Cream & Dairy Products
1,191,200	Lifenet Insurance (c)	4,520,938
	Online Life Insurance Company in Japan
		1,567,292,287
	> Taiwan 4.0%
2,001,000	St. Shine Optical	42,690,164
	Disposable Contact Lens Original Equipment Manufacturer
6,729,000	Delta Electronics	42,508,930
	Industrial Automation, Switching Power Supplies & Passive Components
5,250,000	President Chain Store	37,642,249
	Taiwan’s Number One Convenience Chain Store Operator
15,613,000	Far EasTone Telecom	29,933,307
	Taiwan’s Third Largest Mobile Operator
5,410,000	Novatek Microelectronics	26,699,358
	Display-related Integrated Circuit Designer
1,925,000	Ginko International	25,866,363
	Largest Contact Lens Maker in China
336,000	Largan Precision	24,038,465
	Mobile Device Camera Lenses & Modules
3,078,687	Advantech	21,726,480
	Industrial PC & Components
2,139,680	PC Home	20,803,832
	Taiwanese Internet Retail Company
6,427,000	Chroma Ate	17,832,013
	Automatic Test Systems, Testing & Measurement Instruments
11,470,881	Lite-On Technology	16,498,853
	Mobile Device, LED & PC Server Component Supplier
349,750	Hermes Microvision	14,548,755
	E-beam Inspection Systems for Semiconductor Integrated Circuits
3,927,000	Vanguard International Semiconductor	5,735,062
	Semiconductor Foundry
		326,523,831
	> Korea 3.2%
316,943	CJ Corp	52,123,793
	Holding Company of Korean Consumer Conglomerate
507,000	KT&G	45,373,382
	Tobacco & Ginseng Products
631,865	LS Industrial Systems	35,121,677
	Electrical & Automation Equipment
974,261	Paradise	31,841,900
	Korean Casino Operator
295,580	Coway	23,573,838
	Household Appliance Rentals
591,876	Grand Korea Leisure	23,466,916
	‘Foreigner Only’ Casino Group in Korea
294,940	KEPCO Plant Service & Engineering	23,336,758
	Power Plant & Grid Maintenance
628,107	LF Corp	20,809,364
	Apparel Design & Retail
279,090	Soulbrain	6,830,398
	Electronic Chemical Producer
		262,478,026
	> China 3.2%
2,500,000	WuXi PharmaTech - ADR (c)	87,550,000
	Largest Contract Research Organization Business in China
83,100,000	Sihuan Pharmaceuticals	62,240,256
	Chinese Generic Drug Manufacturer
407,570	BitAuto - ADR (c)	31,790,460
	Automotive Information Website for Buyers & Dealers
17,890,000	CIMC Enric	17,866,962
	Tanks & Equipment to Supply Natural Gas & Liquefied Natural Gas
35,119,000	AMVIG Holdings	16,051,041
	Chinese Tobacco Packaging Material Supplier
29,072,000	NewOcean Energy (b)	14,485,826
	Southern China Liquefied Petroleum Gas Distributor
580,600	Jumei International - ADR (b)(c)	13,632,488
	Online Beauty & Apparel Products Retailer
3,850,000	Biostime (b)	11,958,958
	Pediatric Nutrition & Baby Care Products Provider
		255,575,991
	> Hong Kong 2.8%
2,178,000	Melco Crown Entertainment - ADR	57,259,620
	Macau Casino Operator
16,798,000	Melco International	38,936,098
	Macau Casino Operator
50,000,000	Mapletree Greater China Commercial Trust	35,442,149
	Retail & Office Property Landlord
47,509,000	Sa Sa International	32,548,742
	Cosmetics Retailer

Number of Shares		Value
	> Hong Kong—continued
8,320,000	MGM China Holdings	$23,975,131
	Macau Casino Operator
10,000,000	Lifestyle International (d)	17,727,745
	Mid- to High-end Department Store Operator in Hong Kong & China
10,000,000	Vitasoy International	12,738,840
	Hong Kong Soy Food Brand
5,175,500	Kingboard Chemicals	10,289,349
	Paper & Glass Laminates, PCB, Specialty Chemicals & Properties
		228,917,674
	> India 2.5%
13,478,000	Zee Entertainment Enterprises	68,412,000
	Indian Programmer of Pay Television Content
3,423,265	Asian Paints	34,816,322
	India’s Largest Paint Company
6,095,000	Adani Ports & Special Economic Zone	27,323,162
	Indian West Coast Shipping Port
920,000	Colgate Palmolive India	25,939,673
	Consumer Products in Oral Care
2,085,000	United Breweries	24,010,602
	India’s Largest Brewer
90,000	Bosch	21,871,201
	Automotive Parts
		202,372,960
	> Singapore 2.4%
40,564,179	Mapletree Commercial Trust	44,834,595
	Retail & Office Property Landlord
5,803,000	Singapore Exchange	32,855,106
	Singapore Equity & Derivatives Market Operator
8,900,000	Petra Foods	28,185,310
	Chocolate Manufacturer in Southeast Asia
20,000,000	CDL Hospitality Trust	26,155,554
	Hotel Owner Operator
13,500,000	Ascendas REIT	23,813,251
	Industrial Property Landlord
19,349,750	Mapletree Logistics Trust	17,522,634
	Industrial Property Landlord
15,000,000	Mapletree Industrial Trust	16,688,508
	Industrial Property Landlord
3,802,000	Super Group (b)	3,803,892
	Instant Food & Beverages in Southeast Asia
		193,858,850
	> Indonesia 2.1%
31,764,600	Archipelago Resources (a)(c)(d)(e)(f)	28,837,304
	Gold Mining Projects in Indonesia, Vietnam & the Philippines
400,000,000	Ace Indonesia	29,053,592
	Home Improvement Retailer
20,000,000	Matahari Department Store	26,641,613
	Largest Department Store Chain in Indonesia
39,077,300	Tower Bersama Infrastructure	25,696,612
	Communications Towers
74,536,300	Surya Citra Media	23,449,388
	Free to Air TV Station in Indonesia
220,150,800	Arwana Citramulia	17,959,387
	Ceramic Tiles for Home Decoration
5,600,000	Mayora Indah	14,011,126
	Consumer Branded Food Manufacturer
49,000,000	MNC Skyvision	6,833,532
	Largest Satellite Pay TV Operator in Indonesia
		172,482,554
	> Philippines 1.3%
32,706,600	Puregold Price Club	25,271,778
	Supermarket Operator in the Philippines
17,000,000	Robinsons Retail Holdings	23,978,608
	Multi-format Retailer in the Philippines
78,170,000	Melco Crown (Philippines) Resorts (c)	22,914,556
	Integrated Resort Operator in Manila
5,555,150	Security Bank	18,160,511
	Commercial Bank in the Philippines
3,743,130	Universal Robina	15,542,903
	Branded Consumer Food Manufacturer in the Philippines
		105,868,356
	> Thailand 1.1%
4,360,000	Airports of Thailand	32,053,475
	Airport Operator of Thailand
95,761,333	Home Product Center	30,725,188
	Home Improvement Retailer
15,703,000	Robinson Department Store	25,520,024
	Department Store Operator in Thailand
		88,298,687
	> Malaysia 0.7%
51,801,200	7-Eleven Malaysia Holdings (c)	28,265,249
	Exclusive 7-Eleven Franchisor for Malaysia
24,006,700	Aeon	27,515,681
	Shopping Center & Department Store Operator
		55,780,930
	> Cambodia 0.5%
60,000,000	Nagacorp	42,930,918
	Casino & Entertainment Complex in Cambodia
Asia: Total		3,502,381,064

Number of Shares		Value
Europe 30.5%
	> United Kingdom 9.5%
4,365,635	Jardine Lloyd Thompson Group	$68,862,615
	International Business Insurance Broker
3,590,000	Babcock International	63,348,328
	Public Sector Outsourcer
1,300,000	Spirax Sarco	59,320,119
	Steam Systems for Manufacturing & Process Industries
2,430,000	WH Smith	42,511,232
	Newsprint, Books & General Stationery Retailer
606,940	Whitbread	40,783,859
	UK Hotelier & Coffee Shop
1,134,000	Rightmove	39,439,428
	Internet Real Estate Listings
958,646	Fidessa Group	35,604,640
	Software for Financial Trading Systems
3,066,000	Shaftesbury	33,790,099
	London Prime Retail REIT
4,550,000	Abcam	29,670,898
	Online Sales of Antibodies
2,834,000	PureCircle (b)(c)	27,577,523
	Natural Sweeteners
11,184,000	Connect Group (a)	27,060,433
	Newspaper & Magazine Distributor
2,210,000	Telecity	26,743,660
	European Data Center Provider
35,245,747	Cable and Wireless	26,693,634
	Telecommunications Service Provider in the Caribbean
6,534,800	Polypipe	26,087,460
	Manufacturer of Plastic Piping & Fittings
1,510,000	Smith and Nephew	25,400,698
	Medical Equipment & Supplies
3,277,885	Halfords	25,102,369
	UK Retailer of Leisure Goods & Auto Parts
5,800,000	RPS Group	24,540,971
	Consultant Specializing in Energy, Water, Urban Planning, Health & Safety
2,483,322	Halma	24,536,592
	Health & Safety Sensor Technology
2,660,000	Domino’s Pizza UK & Ireland	24,463,176
	Pizza Delivery in UK, Ireland & Germany
975,602	Aggreko	24,418,081
	Temporary Power & Temperature Control Services
5,650,001	Elementis	23,289,101
	Specialty Chemicals
908,500	AVEVA	22,666,622
	Engineering Software
4,712,000	Ocado (c)	20,135,499
	Online Grocery Retailer
20,900,000	Assura	15,755,148
	UK Primary Health Care Property Developer
		777,802,185
	> Sweden 2.9%
2,308,522	Hexagon	72,996,426
	Design, Measurement & Visualization Software & Equipment
1,580,000	Swedish Match	51,115,517
	Swedish Snus
3,255,024	Sweco	46,123,365
	Engineering Consultants
818,422	Unibet	41,170,619
	European Online Gaming Operator
1,044,000	Mekonomen	22,572,330
	Nordic Integrated Wholesaler/Retailer of Automotive Parts & Service
		233,978,257
	> France 2.7%
1,350,000	Neopost	99,293,970
	Postage Meter Machines
146,000	Eurofins Scientific	37,774,918
	Food, Pharmaceuticals & Materials Screening & Testing
729,096	Saft	24,808,643
	Niche Battery Manufacturer
767,000	Eutelsat	24,766,342
	Fixed Satellite Services
163,400	Norbert Dentressangle	23,521,408
	European Logistics & Transport Group
1,831,204	Hi-Media (b)(c)	6,007,377
	Online Advertiser in Europe
		216,172,658
	> Germany 2.6%
1,663,000	Wirecard	61,159,627
	Online Payment Processing & Risk Management
130,000	Rational	38,639,479
	Commercial Ovens
795,000	NORMA Group	33,129,610
	Clamps for Automotive & Industrial Applications
365,000	MTU Aero Engines	31,053,633
	Airplane Engine Components & Services
795,000	Aurelius	28,276,521
	European Turnaround Investor
595,000	Elringklinger (b)	17,532,802
	Automobile Components
406,158	TAG Immobilien (b)	4,591,785
	Owner of Residential Properties in Germany
		214,383,457

Number of Shares		Value
	> Switzerland 2.5%
263,500	Partners Group	$69,256,757
	Private Markets Asset Management
179,000	Geberit	57,694,033
	Plumbing Supplies
16,300	Sika	56,360,101
	Chemicals for Construction & Industrial Applications
72,500	INFICON	22,098,565
	Gas Detection Instruments
		205,409,456
	> Netherlands 2.1%
2,491,770	Aalberts Industries	64,512,844
	Flow Control & Heat Treatment
790,670	Arcadis	26,152,255
	Engineering Consultants
237,700	Gemalto	21,825,478
	Digital Security Solutions
404,124	Vopak	21,775,997
	World’s Largest Operator of Petroleum & Chemical Storage Terminals
143,395	Core Labs	20,985,858
	Oil & Gas Reservoir Consulting
764,253	Brunel	17,502,582
	NL Specialist & Energy Staffing
		172,755,014
	> Spain 2.0%
7,828,000	DIA	56,097,209
	Discount Retailer in Spain, Latin America & the Eastern Mediterranean
794,000	Viscofan	43,492,925
	Sausage Casings Maker
830,000	Bolsas y Mercados Españoles	31,577,543
	Spanish Stock Markets
5,042,000	Prosegur	31,273,475
	Security Guards
		162,441,152
	> Denmark 1.9%
1,315,800	Novozymes	57,087,843
	Industrial Enzymes
1,932,063	SimCorp	56,714,018
	Software for Investment Managers
709,000	Jyske Bank (c)	38,315,871
	Danish Bank
		152,117,732
	> Finland 1.7%
1,226,866	Vacon	52,221,307
	Leading Independent Manufacturer of Variable Speed Air Conditioning Drives
7,766,000	Sponda	35,007,197
	Office, Retail & Logistics Properties
1,669,000	Tikkurila	34,750,416
	Decorative & Industrial Paint in Scandinavia & Central & Eastern Europe
711,000	Konecranes	19,068,026
	Manufacture & Service of Industrial Cranes & Port Handling Equipment
		141,046,946
	> Norway 1.0%
3,784,000	Orkla	34,219,293
	Food & Brands, Aluminum, Chemicals Conglomerate
2,613,864	Atea	29,394,400
	Nordic IT Hardware/Software Reseller & Installation Company
1,321,000	Subsea 7	18,864,820
	Offshore Subsea Contractor
		82,478,513
	> Kazakhstan 0.7%
5,143,000	Halyk Savings Bank of Kazakhstan - GDR	59,144,500
	Largest Retail Bank & Insurer in Kazakhstan

	> Iceland 0.4%
28,312,499	Marel (g)	20,589,282
7,670,000	Marel (g)	6,756,731
	Largest Manufacturer of Poultry & Fish Processing Equipment
		27,346,013
	> Italy 0.3%
1,959,000	Pirelli	27,012,764
	Global Tire Supplier

	> Belgium 0.2%
516,965	EVS Broadcast Equipment	18,011,027
	Digital Live Mobile Production Software & Systems
Europe: Total		2,490,099,674

Other Countries 18.1%
	> Australia 5.0%
3,500,000	Domino’s Pizza Enterprises	80,212,854
	Domino’s Pizza Operator in Australia & New Zealand
14,000,000	IAG	75,031,064
	General Insurance Provider
11,515,000	Challenger Financial	71,656,897
	Largest Annuity Provider in Australia
7,030,000	Amcor	69,633,228
	Global Leader in Flexible & Rigid Packaging
37,550,000	Spotless (c)	59,395,259
	Largest Facility Management & Catering Company
12,820,287	Mermaid Marine (b)	21,616,190
	Support Vessels for Offshore Oil/Gas Industry
2,189,620	Austbrokers	19,362,934
	Australian Small Business Insurance Broker

Number of Shares		Value
	> Australia—continued
3,900,000	SAI Global	$13,844,514
	Publishing, Certification, Compliance Services
		410,752,940
	> Canada 4.8%
926,772	CCL Industries	92,615,137
	Largest Global Label Converter
1,067,730	ShawCor (b)	53,865,570
	Oil & Gas Pipeline Products
1,108,857	Baytex (b)	41,930,527
	Oil & Gas Producer in Canada
3,188,000	CAE	38,656,226
	Flight Simulator Equipment & Training Centers
3,622,000	Canadian Energy Services & Technology	30,335,604
	North American Drilling Fluids & Chemicals
490,200	Onex Capital	27,294,854
	Private Equity
2,168,377	DeeThree Exploration (c)	17,618,850
1,130,000	DeeThree Exploration (c)(e)	8,998,027
	Canadian Oil & Gas Producer
518,589	Ag Growth	20,605,572
	Manufacturer of Augers & Grain Handling Equipment
1,656,569	Rona	20,175,544
	Canadian Home Improvement Retailer
766,000	Trilogy Energy (b)	17,345,203
	Oil & Gas Producer in Canada
551,976	Black Diamond Group	11,739,871
	Provides Accommodations/Equipment for Oil Sands Development
1,901,514	Horizon North Logistics (b)	8,625,109
	Diversified Oil Service Offering in Northern Canada
		389,806,094
	> South Africa 4.7%
14,021,217	Coronation Fund Managers	120,108,185
	South African Fund Manager
777,188	Naspers	85,759,151
	Media in Africa, China, Russia & Other Emerging Markets
22,959,300	Rand Merchant Insurance	72,035,560
	Directly Sold Property & Casualty Insurance; Holdings in Other Insurers
2,644,083	Mr. Price	49,758,981
	South African Retailer of Apparel, Household & Sporting Goods
8,679,940	Northam Platinum (c)	28,326,019
	Platinum Mining in South Africa
2,230,504	Massmart Holdings (b)	24,266,634
	General Merchandise, Food & Home Improvement Stores; Wal-Mart Subsidiary
		380,254,530
	> United States 2.2%
1,272,297	Textainer Group Holdings (b)	39,593,883
	Top International Container Leaser
601,213	FMC Technologies (c)	32,651,878
	Oil & Gas Well Head Manufacturer
912,000	Bladex	27,980,160
	Latin American Trade Financing House
350,000	Synageva Biopharma (b)(c)	24,073,000
	Biotech Focused on Orphan Diseases
634,500	Hornbeck Offshore (c)	20,767,185
	Supply Vessel Operator in U.S. Gulf of Mexico
685,900	Rowan	17,360,129
	Contract Offshore Driller
225,000	Chart Industries (c)	13,754,250
	Manufacturer of Natural Gas Processing/Storage Equipment
		176,180,485
	> New Zealand 0.9%
10,800,000	Auckland International Airport	32,446,000
	Auckland Airport Operator
8,000,000	Sky City Entertainment	22,789,674
	Casino & Entertainment Complex
3,738,000	Ryman Healthcare	22,778,011
	Retirement Village Operator
		78,013,685
	> Israel 0.5%
791,000	Caesarstone	40,878,880
	Quartz Countertops
Other Countries: Total		1,475,886,614

Latin America 4.2%
	> Brazil 1.5%
4,000,000	Localiza Rent A Car	57,489,531
	Car Rental
1,184,000	Linx	24,649,838
	Retail Management Software in Brazil
6,000,000	Odontoprev	21,717,904
	Dental Insurance
58,937,078	Beadell Resources (a)(c)	20,786,982
	Gold Mining in Brazil
		124,644,255
	> Mexico 1.4%
15,347,000	Genomma Lab International (c)	36,794,862
	Develops, Markets & Distributes Consumer Products
12,339,000	Qualitas	33,074,271
	Auto Insurer in Mexico & Central America
200,000	Grupo Aeroportuario del Sureste - ADR	25,698,000
	Mexican Airport Operator
2,200,000	Gruma (c)	23,555,341
	Tortilla Producer & Distributor
		119,122,474

Number of Shares		Value
	> Guatemala 0.4%
1,626,600	Tahoe Resources (c)	$33,099,883
	Silver Project in Guatemala

	> Colombia 0.4%
23,377,000	Isagen	31,746,622
	Colombian Electricity Provider

	> Chile 0.3%
921,000	Sociedad Quimica y Minera de Chile - ADR	24,074,940
	Producer of Specialty Fertilizers, Lithium & Iodine

	> Uruguay 0.2%
1,306,818	Union Agriculture Group (c)(d)(e)	13,224,998
	Farmland Operator in Uruguay
Latin America: Total		345,913,172

Total Equities: 95.8% (Cost: $5,987,836,861)		7,814,280,524	(h)

Short-Term Investments 4.1%
220,000,000	JPMorgan U.S. Government Money Market Fund, IM Shares (7 day yield of 0.01%)	220,000,000
111,100,756	JPMorgan U.S. Government Money Market Fund, Agency Shares (7 day yield of 0.01%)	111,100,756
Total Short-Term Investments: 4.1% (Cost: $331,100,756)		331,100,756

Securities Lending Collateral 1.9%
155,777,631	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.01%) (i)	155,777,631
Total Securities Lending Collateral: 1.9% (Cost: $155,777,631)		155,777,631

Total Investments: 101.8% (Cost: $6,474,715,248)(j)		8,301,158,911	(k)

Obligation to Return Collateral for Securities Loaned: (1.9)%		(155,777,631)

Cash and Other Assets Less Liabilities: 0.1%		12,354,140

Net Assets: 100.0%		$8,157,735,420

ADR - American Depositary Receipts

GDR - Global Depositary Receipts

REIT - Real Estate Investment Trust

> Notes to Statement of Investments

(a)  An affiliated person of the Fund, as defined in the Investment Company Act of 1940, may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies during the period ended September 30, 2014, are as follows:

Security	Balance of Shares Held 12/31/13	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/14	Value	Dividend
Archipelago Resources	31,764,600	—	—	31,764,600	$28,837,304	$—
Connect Group	10,944,000	1,158,321	918,321	11,184,000	27,060,433	1,907,037
Tamron	573,700	828,300	—	1,402,000	26,939,371	223,023
Icom	835,000	—	—	835,000	20,928,973	237,621
Beadell Resources	58,937,078	—	—	58,937,078	20,786,982	—
Empresas Hites (1)	23,162,664	—	23,162,664	—	—	—
Total of Affiliated Transactions	126,217,042	1,986,621	24,080,985	104,122,678	$124,553,063	$2,367,681

(1)  At September 30, 2014, the Fund owned less than five percent of the company’s outstanding voting shares.

The aggregate cost and value of these companies at September 30, 2014, was $155,617,380 and $124,553,063, respectively. Investments in affiliated companies represented 1.53% of the Fund’s total net assets at September 30, 2014.

(b)  All or a portion of this security was on loan at September 30, 2014. The total market value of securities on loan at September 30, 2014 was $147,583,238.

(c)  Non-income producing security.

(d)  Illiquid security.

> Notes to Statement of Investments

(e)  Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At September 30, 2014, the market value of these securities amounted to $51,060,329, which represented 0.63% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares/Units	Cost	Value
Archipelago Resources	2/23/10-9/26/13	31,764,600	$18,376,857	$28,837,304
Union Agriculture Group	12/8/10-6/27/12	1,306,818	15,000,000	13,224,998
DeeThree Exploration	9/7/10	1,130,000	2,950,812	8,998,027
			$36,327,669	$51,060,329

(f)  The Fund also received put options through a transaction related to a proposed company restructuring of Archipelago Resources. Additional information on the put options received is as follows:

Security	Option Shares	Exercise Price		Expiration Date	Value
Option (1)	31,764,600	GBP	0.58	December 31, 2014	$1,029,904

GBP - British Pound

(1)  Archipelago Resources is expected to restructure into a new company during 2014. From January 31, 2014, the option is exercisable until the earlier of (i) the date the company is restructured and prices the shares for its initial public offering or (ii) December 31, 2014, subject to extension until the date the company is restructured and prices the shares for its initial public offering (but not later than September 26, 2016). After December 31, 2014, the valuation of the option will fluctuate based upon its fair market value as determined in accordance with the put option agreement. These put options are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees.

(g)  The common stock equity holdings of Marel are stated separately on the Statement of Investments due to the application of the onshore or offshore foreign currency exchange rate. The appropriate exchange rate is applied to each purchased security lot based on the applicable registration obtained from Marel’s regulatory governing body, the Icelandic Central Bank.

(h)  On September 30, 2014, the Fund’s total equity investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
Japanese Yen	$1,567,292,287	19.2
Euro	930,837,161	11.4
British Pound	806,639,490	9.9
United States Dollar	550,420,229	6.7
Australian Dollar	431,539,922	5.3
Canadian Dollar	422,905,977	5.2
Other currencies less than 5% of total net assets	3,104,645,458	38.1
Total Equities	$7,814,280,524	95.8

(i)  Investment made with cash collateral received from securities lending activity.

(j)  At September 30, 2014, for federal income tax purposes, the cost of investments was approximately $6,474,715,248 and net unrealized appreciation was $1,826,443,663 consisting of gross unrealized appreciation of $2,208,509,742 and gross unrealized depreciation of $382,066,079.

(k)  Securities are valued using policies described in the Notes to Financial Statements in the shareholder report dated June 30, 2014.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•  Level 1 - quoted prices in active markets for identical securities

•  Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 - prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee (the Committee) of the Fund’s Board of Trustees (the Board) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

> Notes to Statement of Investments

Under the direction of the Board, the Committee is responsible for overseeing the valuation procedures approved by the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, to review the appropriateness of the Trust’s Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies), and to review the continuing appropriateness of the current value of any security subject to the Policies. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments and derivatives categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds’ securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of September 30, 2014, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Asia	$190,232,568	$3,265,583,447	$46,565,049	$3,502,381,064
Europe	20,985,858	2,469,113,816	—	2,490,099,674
Other Countries	597,867,432	878,019,182	—	1,475,886,614
Latin America	311,901,192	20,786,982	13,224,998	345,913,172
Total Equities	1,120,987,050	6,633,503,427	59,790,047	7,814,280,524
Total Short-Term Investments	331,100,756	—	—	331,100,756
Total Securities Lending Collateral	155,777,631	—	—	155,777,631
Total Investments	$1,607,865,437	$6,633,503,427	$59,790,047	$8,301,158,911
Unrealized Appreciation on Options	—	—	1,029,904	1,029,904
Total	$1,607,865,437	$6,633,503,427	$60,819,951	$8,302,188,815

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements. Securities acquired via private placement that have a holding period or an extended settlement period are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the investment manager’s experience with similar securities or situations. Factors may include, but are not limited to, trade volume, shares outstanding and stock price.

There were no transfers of financial assets between levels 1 and 2 during the period.

The following table shows transfers between Level 2 and Level 3 of the fair value hierarchy:

Transfers In		Transfers Out
Level 2	Level 3	Level 2	Level 3
$—	$23,380,857	$23,380,857	$—

Financial assets were transferred from Level 2 to Level 3 as trading halted during the period.

The Fund does not hold any significant investments categorized as Level 3.

Certain securities classified as Level 3 are valued at fair value, using a market approach, as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. To determine fair value for these securities, for which no market exists, the Committee utilizes the valuation technique it deems most appropriate in the circumstances, using some unobservable inputs, which may include, but are not limited to estimated earnings of the company and the position of the security within the company’s capital structure. The Committee also may use some observable inputs, which may include, but are not limited to, trades of similar securities and market multiples derived from a set of comparable companies. Significant increases or decreases to any of these inputs could result in a significantly lower or higher fair value measurement.

Columbia Acorn USA®

Statement of Investments (Unaudited), September 30, 2014

Number of Shares		Value
	Equities: 98.6%
Information 22.2%
	> Business Software 7.8%
343,000	Ansys (a)	$25,954,810
	Simulation Software for Engineers & Designers
700,000	Informatica (a)	23,968,000
	Enterprise Data Integration Software
265,000	SPS Commerce (a)	14,084,750
	Supply Chain Management Software Delivered via Web
134,000	NetSuite (a)	11,998,360
	End-to-end IT Systems Solution Delivered via Web
54,000	Concur Technologies (a)(b)	6,848,280
	Web-enabled Expense Management Software
119,000	DemandWare (a)	6,059,480
	eCommerce Website Platform for Retailers & Apparel Manufacturers
275,000	RealPage (a)(b)	4,262,500
	Software for Managing Rental Properties Delivered via Web
82,000	Envestnet (a)	3,690,000
	Technology Platform for Investment Advisors
394,187	InContact (a)	3,427,456
	Call Center Systems Delivered via Web & Telecommunication Services
50,000	Commvault Systems (a)	2,520,000
	Data Storage Management
94,954	Textura (a)(b)	2,506,786
	Construction Vendor Management Software
216,991	Exa (a)	2,447,658
	Simulation Software
346,769	Five9 (a)(b)	2,267,869
	Call Center Software
196,000	E2Open (a)(b)	1,824,760
	Supply Chain Management Software & Supplier/Partner Network
95,950	Covisint (a)(b)	398,193
	Collaboration Software Platform Provider
		112,258,902
	> Instrumentation 5.6%
164,000	Mettler-Toledo International (a)	42,005,320
	Laboratory Equipment
427,000	IPG Photonics (a)(b)	29,369,060
	Fiber Lasers
274,000	Trimble Navigation (a)	8,357,000
	GPS-based Instruments
		79,731,380
	> Computer Services 2.5%
506,000	ExlService Holdings (a)	12,351,460
	Business Process Outsourcing
212,821	Virtusa (a)	7,567,915
	Offshore IT Outsourcing
327,000	WNS - ADR (India) (a)	7,360,770
	Offshore Business Process Outsourcing Services
582,000	RCM Technologies (a)	4,405,740
	Technology & Engineering Services
591,000	Hackett Group	3,522,360
	IT Integration & Best Practice Research
		35,208,245
	> Semiconductors & Related Equipment 1.7%
255,000	Monolithic Power Systems	11,232,750
	High-performance Analog & Mixed Signal Integrated Circuits
970,000	Atmel (a)	7,837,600
	Microcontrollers, Radio Frequency & Memory Semiconductors
238,000	Ultratech (a)	5,414,500
	Semiconductor Equipment
		24,484,850
	> Telecommunications Equipment 1.1%
710,278	Infinera (a)	7,578,666
	Optical Networking Equipment
281,000	CalAmp (a)	4,951,220
	Machine to Machine Communications
369,000	Ixia (a)	3,372,660
	Telecom Network Test Equipment
		15,902,546
	> Computer Hardware & Related Equipment 0.7%
101,000	Rogers (a)	5,530,760
	Printed Circuit Materials & High-performance Foams
78,000	Belden	4,993,560
	Specialty Cable
		10,524,320
	> Financial Processors 0.6%
95,000	Global Payments	6,638,600
	Credit Card Processor
153,000	Liquidity Services (a)	2,103,750
	E-auctions for Surplus & Salvage Goods
		8,742,350
	> Contract Manufacturing 0.6%
215,000	Plexus (a)	7,939,950
	Electronic Manufacturing Services

	> Internet Related 0.5%
280,831	RetailMeNot (a)	4,538,229
	Digital Coupon Marketplace
951,000	Vonage (a)	3,119,280
	Business & Consumer Internet Telephony
		7,657,509
	> Business Information & Marketing Services 0.4%
230,000	RPX (a)	3,157,900
	Patent Aggregation & Defensive Patent Consulting

Number of Shares		Value
	> Business Information & Marketing Services—continued
218,000	Bankrate (a)	$2,476,480
	Internet Advertising for the Insurance, Credit Card & Banking Markets
		5,634,380
	> Mobile Communications 0.4%
48,000	SBA Communications (a)	5,323,200
	Communications Towers

	> Telephone & Data Services 0.3%
621,000	Boingo Wireless (a)	4,427,730
	Wholesale & Retail Wi-Fi Networks
Information: Total		317,835,362

Industrial Goods & Services 21.7%
	> Machinery 17.3%
590,000	Nordson	44,881,300
	Dispensing Systems for Adhesives & Coatings
812,000	Ametek	40,770,520
	Aerospace/Industrial Instruments
855,000	Donaldson	34,738,650
	Industrial Air Filtration
757,500	HEICO	30,527,250
	FAA-approved Aircraft Replacement Parts
368,610	Moog (a)	25,212,924
	Motion Control Products for Aerospace, Defense & Industrial Markets
237,000	Toro	14,037,510
	Turf Maintenance Equipment
317,000	Generac (a)(b)	12,851,180
	Standby Power Generators
360,000	ESCO Technologies	12,520,800
	Industrial Filtration & Advanced Measurement Equipment
138,000	Middleby (a)	12,161,940
	Manufacturer of Cooking Equipment
264,000	Kennametal	10,905,840
	Consumable Cutting Tools
147,374	Dorman Products (a)(b)	5,903,802
	Aftermarket Auto Parts Distributor
98,000	Graham	2,817,500
	Designer & Builder of Vacuum & Heat Transfer Equipment for Process Indsutries
		247,329,216
	> Industrial Materials & Specialty Chemicals 1.8%
539,000	Drew Industries	22,740,410
	RV & Manufactured Home Components
73,000	PolyOne	2,597,340
	Intermediate Stage Chemicals Producer
		25,337,750
	> Electrical Components 1.5%
127,000	Acuity Brands	14,949,170
	Commercial Lighting Fixtures
292,400	Thermon (a)	7,140,408
	Global Engineered Thermal Solutions
		22,089,578
	> Industrial Distribution 0.5%
90,000	WESCO International (a)	7,043,400
	Industrial Distributor

	> Other Industrial Services 0.3%
151,000	KAR Auction Services	4,323,130
	Auto Auctions

	> Construction 0.3%
449,000	PGT (a)	4,184,680
	Wind Resistant Windows & Doors
Industrial Goods & Services: Total		310,307,754

Consumer Goods & Services 17.0%
	> Travel 5.5%
887,950	Avis Budget Group (a)	48,739,575
	Second Largest Car Rental Company
469,000	Hertz (a)	11,907,910
	Largest U.S. Rental Car Operator
281,000	HomeAway (a)	9,975,500
	Vacation Rental Online Marketplace
100,666	Choice Hotels	5,234,632
	Franchisor of Budget Hotel Brands
29,000	Vail Resorts	2,516,040
	Ski Resort Operator & Developer
		78,373,657
	> Retail 3.5%
204,931	Casey’s General Stores	14,693,553
	Owner/Operator of Convenience Stores
185,991	Shutterfly (a)	9,065,201
	Internet Photo-centric Retailer
207,500	Burlington Stores (a)	8,270,950
	Off-price Apparel Retailer
201,000	The Fresh Market (a)(b)	7,020,930
	Specialty Food Retailer
251,733	Michaels Stores (a)(b)	4,400,293
	Craft & Hobby Specialty Retailer
135,000	Kate Spade & Company (a)	3,541,050
	Global Lifestyle Brand
243,023	Pier 1 Imports	2,889,543
	Home Furnishing Retailer
		49,881,520
	> Furniture & Textiles 2.5%
333,814	Caesarstone (Israel)	17,251,508
	Quartz Countertops
688,000	Interface	11,104,320
	Modular Carpet
460,000	Knoll	7,962,600
	Office Furniture
		36,318,428

Number of Shares		Value
	> Consumer Goods Distribution 2.0%
275,000	Pool	$14,828,000
	Swimming Pool Supplies & Equipment Distributor
143,000	United Natural Foods (a)	8,788,780
	Distributor of Natural/Organic Foods to Grocery Stores
353,000	The Chefs’ Warehouse (a)(b)	5,739,780
	Distributor of Specialty Foods to Fine Dining Restaurants
		29,356,560
	> Other Durable Goods 1.5%
187,000	Cavco Industries (a)	12,716,000
	Manufactured Homes
297,000	Select Comfort (a)	6,213,240
	Specialty Mattresses
104,000	Gentex	2,784,080
	Manufacturer of Auto Parts
		21,713,320
	> Food & Beverage 0.8%
612,705	Boulder Brands (a)	8,351,169
	Healthy Food Products
100,000	B&G Foods	2,755,000
	Acquirer of Small Food Brands
		11,106,169
	> Restaurants 0.6%
112,000	Fiesta Restaurant Group (a)	5,564,160
	Owner/Operator of Two Restaurant Chains: Pollo Tropical & Taco Cabana
79,000	Papa John’s International	3,159,210
	Franchisor of Pizza Restaurants
		8,723,370
	> Other Consumer Services 0.6%
252,000	Blackhawk Network (a)	8,139,600
	Third Party Distributer of Prepaid Content, Mostly Gift Cards

	> Leisure Products —%
10,005	Fox Factory Holding (a)	155,078
	High Performance Suspension Systems for Leisure Market
Consumer Goods & Services: Total		243,767,702

Finance 13.4%
	> Banks 8.7%
801,000	MB Financial	22,171,680
	Chicago Bank
993,000	Associated Banc-Corp	17,298,060
	Midwest Bank
140,000	SVB Financial Group (a)	15,692,600
	Bank to Venture Capitalists
392,597	Lakeland Financial	14,722,387
	Indiana Bank
130,000	City National	9,837,100
	Bank & Asset Manager
1,615,986	First Busey	9,001,042
	Illinois Bank
487,000	TCF Financial	7,563,110
	Great Lakes Bank
228,000	Hancock Holding	7,307,400
	Gulf Coast Bank
566,750	Valley National Bancorp (b)	5,491,808
	New Jersey/New York Bank
695,000	TrustCo Bank	4,475,800
	New York State Bank
171,826	Sandy Spring Bancorp	3,933,097
	Baltimore & Washington, D.C. Bank
379,000	First Commonwealth	3,179,810
	Western Pennsylvania Bank
154,849	Guaranty Bancorp	2,092,010
	Colorado Bank
89,700	Hudson Valley	1,628,055
	Metro New York City Bank
		124,393,959
	> Finance Companies 3.1%
673,208	CAI International (a)	13,026,575
	International Container Leasing
180,689	World Acceptance (a)(b)	12,196,507
	Personal Loans
315,000	McGrath Rentcorp	10,773,000
	Mini-rental Conglomerate
218,788	Textainer Group Holdings (b)	6,808,683
	Top International Container Leaser
91,000	Marlin Business Services	1,667,120
	Small Equipment Leasing
		44,471,885
	> Insurance 0.7%
135,000	Allied World Holdings	4,973,400
	Commercial Lines Insurance/Reinsurance
35,000	Enstar Group (a)	4,771,200
	Insurance/Reinsurance & Related Services
		9,744,600
	> Savings & Loans 0.6%
373,487	ViewPoint Financial	8,941,279
	Texas Thrift

	> Brokerage & Money Management 0.3%
139,000	SEI Investments	5,026,240
	Mutual Fund Administration & Investment Management
Finance: Total		192,577,963

Health Care 11.5%
	> Biotechnology & Drug Delivery 4.7%
321,400	Synageva BioPharma (a)(b)	22,105,892
	Biotech Focused on Orphan Diseases
414,000	Seattle Genetics (a)	15,392,520
	Antibody-based Therapies for Cancer
314,000	Sarepta Therapeutics (a)(b)	6,625,400
	Biotech Focused on Rare Diseases
179,600	NPS Pharmaceuticals (a)	4,669,600
	Orphan Drugs & Healthy Royalties
354,000	Celldex Therapeutics (a)(b)	4,587,840
	Biotech Developing Drugs for Cancer

Number of Shares		Value
	> Biotechnology & Drug Delivery—continued
56,700	Alnylam Pharmaceuticals (a)	$4,428,270
	Biotech Developing Drugs for Rare Diseases
51,000	BioMarin Pharmaceutical (a)	3,680,160
	Biotech Focused on Orphan Diseases
61,185	Ultragenyx Pharmaceutical (a)(b)	3,463,071
	Biotech Focused on “Ultra-Orphan” Drugs
12,000	Intercept Pharmaceuticals (a)	2,840,280
	Biotech Developing Drugs for Several Diseases
228	CymaBay Therapeutics (a)	1,560
	Diabetes Drug Development
		67,794,593
	> Medical Supplies 2.6%
581,600	Cepheid (a)	25,607,848
	Molecular Diagnostics
125,000	Bio-Techne	11,693,750
	Cytokines, Antibodies & other Reagents for Life Science
		37,301,598
	> Health Care Services 2.0%
724,900	Allscripts Healthcare Solutions (a)	9,724,533
	Health Care IT
171,000	Medidata Solutions (a)	7,573,590
	Cloud-based Software for Drug Studies
150,000	HealthSouth	5,535,000
	Inpatient Rehabilitation Facilities
112,000	Envision Healthcare Holdings (a)	3,884,160
	Provider of Health Care Outsourcing Services
83,000	Castlight Health (a)(b)	1,074,020
	Provider of Cloud-based Software for Managing Health Care Costs
		27,791,303
	> Pharmaceuticals 1.8%
694,200	Akorn (a)	25,178,634
	Developer, Manufacturer & Distributor of Specialty Generic Drugs
36,000	Revance Therapeutics (a)(b)	695,880
	Drug Developer Focused on Aesthetics
		25,874,514
	> Medical Equipment & Devices 0.4%
106,000	Wright Medical Group (a)	3,211,800
	Leader in Foot & Ankle Replacement
40,482	Abaxis	2,052,842
	Instruments & Tests for Vet & Medical Markets
		5,264,642
Health Care: Total		164,026,650

Other Industries 7.5%
	> Real Estate 6.2%
832,000	Extra Space Storage	42,906,240
	Self Storage Facilities
986,800	EdR	10,144,304
	Student Housing
313,750	Kite Realty Group	7,605,300
	Community Shopping Centers
223,000	Coresite Realty	7,330,010
	Data Centers
356,000	St. Joe (a)(b)	7,095,080
	Florida Panhandle Landowner
871,000	DCT Industrial Trust	6,541,210
	Industrial Properties
91,000	Post Properties	4,671,940
	Multifamily Properties
116,000	Hudson Pacific Properties	2,860,560
	West Coast Office Buildings & Production Studios
		89,154,644
	> Transportation 1.3%
468,091	Rush Enterprises, Class A (a)	15,657,644
105,000	Rush Enterprises, Class B (a)	3,140,550
	Truck Sales & Service
		18,798,194
Other Industries: Total		107,952,838

Energy & Minerals 5.3%
	> Oil & Gas Producers 3.5%
237,000	Rosetta Resources (a)	10,560,720
	Oil & Gas Producer Exploring in Texas
77,000	Clayton Williams (a)	7,426,650
	Oil & Gas Producer
135,000	Carrizo Oil & Gas (a)	7,265,700
	Oil & Gas Producer
89,000	SM Energy	6,942,000
	Oil & Gas Producer
83,000	PDC Energy (a)	4,174,070
	Oil & Gas Producer in U.S.
159,000	Laredo Petroleum (a)(b)	3,563,190
	Permian Basin Oil Producer
129,000	WPX Energy (a)	3,103,740
	Oil & Gas Produced in U.S. & Argentina
143,000	Parsley Energy (a)	3,050,190
	Permian-Midland Basin Oil & Gas Producer
120,000	Bill Barrett Corporation (a)	2,644,800
	Oil & Gas Producer in U.S. Rockies
45,000	Rice Energy (a)	1,197,000
	Natural Gas Producer
		49,928,060
	> Oil Services 1.1%
224,000	Hornbeck Offshore (a)	7,331,520
	Supply Vessel Operator in U.S. Gulf of Mexico

Number of Shares		Value
	> Oil Services—continued
84,000	Chart Industries (a)	$5,134,920
	Manufacturer of Natural Gas Processing/Storage Equipment
51,000	Gulfport Energy (a)	2,723,400
	Oil & Gas Producer Focused on Utica Shale in Ohio
		15,189,840
	> Mining 0.7%
70,000	Core Labs (Netherlands)	10,244,500
	Oil & Gas Reservoir Consulting
Energy & Minerals: Total		75,362,400

Total Equities: 98.6% (Cost: $827,867,992)		1,411,830,669	(c)

Short-Term Investments 1.8%
26,123,517	JPMorgan U.S. Government Money Market Fund, Agency Shares (7 day yield of 0.01%)	26,123,517
Total Short-Term Investments: 1.8% (Cost: $26,123,517)		26,123,517

Securities Lending Collateral 5.1%
72,568,200	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.01%) (d)	72,568,200
Total Securities Lending Collateral: 5.1% (Cost: $72,568,200)		72,568,200

Total Investments: 105.5% (Cost: $926,559,709)(e)		1,510,522,386	(f)

Obligation to Return Collateral for Securities Loaned: (5.1)%		(72,568,200)

Cash and Other Assets Less Liabilities: (0.4)%		(6,472,525)

Net Assets: 100.0%		$1,431,481,661

ADR - American Depositary Receipts

> Notes to Statement of Investments

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at September 30, 2014. The total market value of securities on loan at September 30, 2014 was $70,141,343.

(c)  On September 30, 2014, the market value of foreign securities represented 2.44% of total net assets. The Fund’s foreign portfolio was diversified as follows:

Country	Value	Percentage of Net Assets
Israel	$17,251,508	1.21
Netherlands	10,244,500	0.72
India	7,360,770	0.51
Total Foreign Portfolio	$34,856,778	2.44

(d)  Investment made with cash collateral received from securities lending activity.

(e)  At September 30, 2014, for federal income tax purposes, the cost of investments was approximately $926,559,709 and net unrealized appreciation was $583,962,677 consisting of gross unrealized appreciation of $624,848,145 and gross unrealized depreciation of $40,885,468.

(f)  Securities are valued using policies described in the Notes to Financial Statements in the shareholder report dated June 30, 2014.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•  Level 1 — quoted prices in active markets for identical securities

•  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

    Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee (the Committee) of the Fund’s Board of Trustees (the Board) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

> Notes to Statement of Investments

Under the direction of the Board, the Committee is responsible for overseeing the valuation procedures approved by the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, to review the appropriateness of the Trust’s Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies), and to review the continuing appropriateness of the current value of any security subject to the Policies. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds’ securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of September 30, 2014, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Information	$317,835,362	$—	$—	$317,835,362
Industrial Goods & Services	310,307,754	—	—	310,307,754
Consumer Goods & Services	243,767,702	—	—	243,767,702
Finance	192,577,963	—	—	192,577,963
Health Care	164,026,650	—	—	164,026,650
Other Industries	107,952,838	—	—	107,952,838
Energy & Minerals	75,362,400	—	—	75,362,400
Total Equities	1,411,830,669	—	—	1,411,830,669
Total Short-Term Investments	26,123,517	—	—	26,123,517
Total Securities Lending Collateral	72,568,200	—	—	72,568,200
Total Investments	$1,510,522,386	$—	$—	$1,510,522,386

There were no transfers of financial assets between levels 1 and 2 during the period.

The following table shows transfers between Level 1 and Level 3 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1	Level 3	Level 1	Level 3
$970	$—	$—	$970

Financial assets were transferred from Level 3 to Level 1 as stock commenced trading on an exchange.

Columbia Acorn International SelectSM

Statement of Investments (Unaudited), September 30, 2014

Number of Shares		Value
	Equities: 90.9%
Asia 37.6%
	> Japan 18.3%
285,000	NGK Spark Plug	$8,386,077
	Automobile Parts
2,965	Nippon Prologis REIT	6,893,367
	Logistics REIT in Japan
212,000	Japan Tobacco	6,889,031
	Cigarettes
4,205	Orix JREIT	5,286,023
	Diversified REIT
88,300	Secom	5,260,423
	Security Services
57,000	Rinnai	4,729,148
	Gas Appliances for Home & Commercial Use
965,000	Seven Bank	3,932,721
	ATM Processing Services
218,000	Park24	3,478,711
	Parking Lot Operator
60,000	Makita	3,389,506
	Power Tools
1,660	Japan Retail Fund	3,346,063
	Largest Retail REIT in Japan
86,700	Dentsu	3,302,426
	Advertising Agency
88,900	Benesse	2,916,619
	Education Service Provider
60,000	Toyo Suisan Kaisha	1,992,319
	Instant Noodles & Processed Foods
		59,802,434
	> Singapore 9.3%
9,514,001	Ascendas REIT	16,782,168
	Industrial Property Landlord
7,600,000	Mapletree Logistics Trust	6,882,364
	Industrial Property Landlord
1,210,000	Singapore Exchange	6,850,711
	Singapore Equity & Derivatives Market Operator
		30,515,243
	> Korea 6.7%
140,000	KT&G	12,529,139
	Tobacco & Ginseng Products
57,600	CJ Corp	9,472,778
	Holding Company of Korean Consumer Conglomerate
		22,001,917
	> Indonesia 3.3%
11,903,000	Archipelago Resources (a)(b)(c)(d)	10,806,068
	Gold Mining Projects in Indonesia, Vietnam & the Philippines
Asia: Total		123,125,662

Other Countries 25.6%
	> Canada 9.7%
404,000	Baytex (e)	15,276,932
	Oil & Gas Producer in Canada
107,000	CCL Industries	10,692,834
	Largest Global Label Converter
256,000	Goldcorp	5,895,680
	Gold Mining
		31,865,446
	> Australia 9.7%
2,486,000	IAG	13,323,373
	General Insurance Provider
2,080,000	Challenger Financial	12,943,669
	Largest Annuity Provider in Australia
540,000	Amcor	5,348,783
	Global Leader in Flexible & Rigid Packaging
		31,615,825
	> United States 3.5%
758,000	Denbury Resources	11,392,740
	Oil Producer Using Co2 Injection

	> South Africa 2.7%
50,000	Naspers	5,517,272
	Media in Africa, China, Russia & Other Emerging Markets
390,000	Coronation Fund Managers	3,340,808
	South African Fund Manager
		8,858,080
Other Countries: Total		83,732,091

Europe 22.1%
	> United Kingdom 7.2%
479,000	Babcock International	8,452,325
	Public Sector Outsourcer
454,285	Jardine Lloyd Thompson Group	7,165,797
	International Business Insurance Broker
70,442	Whitbread	4,733,411
	UK Hotelier & Coffee Shop
200,000	Smith and Nephew	3,364,331
	Medical Equipment & Supplies
		23,715,864
	> Sweden 4.0%
307,000	Swedish Match	9,931,939
	Swedish Snus
99,000	Hexagon	3,130,421
	Design, Measurement & Visualization Software & Equipment
		13,062,360
	> Germany 3.3%
1,293,500	Telefonica Deutschland	6,746,000
	Mobile & Fixed-line Communications in Germany
107,400	Wirecard	3,949,816
	Online Payment Processing & Risk Management
		10,695,816
	> Switzerland 2.9%
26,100	Partners Group	6,859,967
	Private Markets Asset Management

Number of Shares		Value
	> Switzerland—continued
30,000	Swatch	$2,620,877
	Watch Manufacturer
		9,480,844
	> Denmark 2.0%
67,300	Jyske Bank (a)	3,637,035
	Danish Bank
71,500	Novozymes	3,102,129
	Industrial Enzymes
		6,739,164
	> Norway 1.6%
579,000	Orkla	5,235,986
	Food & Brands, Aluminum, Chemicals Conglomerate

	> Spain 1.1%
66,000	Viscofan	3,615,281
	Sausage Casings Maker
Europe: Total		72,545,315

Latin America 5.5%
	> Guatemala 3.6%
588,000	Tahoe Resources (a)	11,965,284
	Silver Project in Guatemala

	> Brazil 1.3%
12,057,582	Beadell Resources (a)	4,252,684
	Gold Mining in Brazil

	> Uruguay 0.6%
191,666	Union Agriculture Group (a)(b)(c)	1,939,660
	Farmland Operator in Uruguay
Latin America: Total		18,157,628

Total Equities: 90.8% (Cost: $252,368,709)		297,560,696	(f)

Short-Term Investments 9.1%
20,000,000	JPMorgan U.S. Government Money Market Fund, IM Shares (7 day yield of 0.01%)	20,000,000
9,980,511	JPMorgan U.S. Government Money Market Fund, Agency Shares (7 day yield of 0.01%)	9,980,511
Total Short-Term Investments: 9.1% (Cost: $29,980,511)		29,980,511

Securities Lending Collateral 1.9%
6,258,875	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.01%) (g)	6,258,875
Total Securities Lending Collateral: 1.9% (Cost: $6,258,875)		6,258,875

Total Investments: 101.8% (Cost: $288,608,095)(h)		333,800,082	(i)

Obligation to Return Collateral for Securities Loaned: (1.9)%		(6,258,875)

Cash and Other Assets Less Liabilities: 0.1%		277,800

Net Assets: 100.0%		$327,819,007

REIT - Real Estate Investment Trust

> Notes to Statement of Investments

(a)  Non-income producing security.

(b)  Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At September 30, 2014, the market value of these securities amounted to $12,745,728, which represented 3.89% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares/Units	Cost	Value
Archipelago Resources	12/20/10-9/26/13	11,903,000	$12,066,977	$10,806,068
Union Agriculture Group	12/8/10-6/27/12	191,666	2,200,000	1,939,660
			$14,266,977	$12,745,728

(c)  Illiquid security.

> Notes to Statement of Investments

(d)  The Fund also received put options through a transaction related to a proposed company restructuring of Archipelago Resources. Additional information on the put options received is as follows:

Security	Option Shares	Exercise Price		Expiration Date	Value
Option (1)	11,903,000	GBP	0.58	December 31, 2014	$385,931

GBP - British Pound

(1)  Archipelago Resources is expected to restructure into a new company during 2014. From January 31, 2014, the option is exercisable until the earlier of (i) the date the company is restructured and prices the shares for its initial public offering or (ii) December 31, 2014, subject to extension until the date the company is restructured and prices the shares for its initial public offering (but not later than September 26, 2016). After December 31, 2014, the valuation of the option will fluctuate based upon its fair market value as determined in accordance with the put option agreement. These put options are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees.

(e)  All or a portion of this security was on loan at September 30, 2014. The total market value of securities on loan at September 30, 2014 was $5,892,734.

(f)  On September 30, 2014, the Fund’s total equity investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
Japanese Yen	$59,802,434	18.2
Canadian Dollar	37,935,051	11.6
Australian Dollar	35,868,509	10.9
British Pound	34,521,933	10.6
Singapore Dollar	30,515,243	9.3
South Korean Won	22,001,916	6.7
United States Dollar	19,228,080	5.9
Other currencies less than 5% of total net assets	57,687,530	17.6
Total Equities	$297,560,696	90.8

(g)  Investment made with cash collateral received from securities lending activity.

(h)  At September 30, 2014, for federal income tax purposes, the cost of investments was approximately $288,608,095 and net unrealized appreciation was $45,191,987 consisting of gross unrealized appreciation of $60,928,831 and gross unrealized depreciation of $15,736,844.

(i)  Securities are valued using policies described in the Notes to Financial Statements in the shareholder report dated June 30, 2014.

At September 30, 2014, the Fund had entered into the following forward foreign currency exchange contracts:

Forward Foreign Currency Exchange Contracts to Buy	Forward Foreign Currency Exchange Contracts to Sell	Principal Amount in Foreign Currency	Principal Amount in U.S. Dollar	Settlement Date	Unrealized Appreciation (Depreciation)
USD	ZAR	99,319,500	$9,000,000	10/15/14	$217,136

The counterparty for all forward foreign currency exchange contracts is Morgan Stanley.

USD - United States Dollar

ZAR - South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•  Level 1 — quoted prices in active markets for identical securities

•  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee (the Committee) of the Fund’s Board of Trustees (the Board) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

> Notes to Statement of Investments

Under the direction of the Board, the Committee is responsible for overseeing the valuation procedures approved by the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, to review the appropriateness of the Trust’s Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies), and to review the continuing appropriateness of the current value of any security subject to the Policies. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments and derivatives categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds’ securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of September 30, 2014, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Asia	$—	$112,319,594	$10,806,068	$123,125,662
Other Countries	43,258,186	40,473,905	—	83,732,091
Europe	—	72,545,315	—	72,545,315
Latin America	11,965,284	4,252,684	1,939,660	18,157,628
Total Equities	55,223,470	229,591,498	12,745,728	297,560,696
Total Short-Term Investments	29,980,511	—	—	29,980,511
Total Securities Lending Collateral	6,258,875	—	—	6,258,875
Total Investments	$91,462,856	$229,591,498	$12,745,728	$333,800,082
Unrealized Appreciation on:
Forward Foreign Currency Exchange Contracts	—	217,136	—	217,136
Options	—	—	385,931	385,931
Total	$91,462,856	$229,808,634	$13,131,659	$334,403,149

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements. Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

There were no transfers of financial assets between levels during the period.

The following table reconciles asset balances for the period ending September 30, 2014, in which significant observable and/or unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2013	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2014
Equities
Asia	$10,249,601	$—	$556,467	$—	$—	$—	$—	$10,806,068
Latin America	2,048,910	—	(109,250)	—	—	—	—	1,939,660
Options
Asia	985,539	—	(599,608)	—	—	—	—	385,931
	$13,284,050	$—	$(152,391)	$—	$—	$—	$—	$13,131,659

> Notes to Statement of Investments

The information in the above reconciliation table represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributed to securities owned at September 30, 2014, which were valued using significant unobservable inputs (Level 3), amounted to $152,391.

Quantitative information pertaining to Level 3 unobservable fair value measurements

	Fair Value at 9/30/14	Valuation Technique(s)	Unobservable Input(s)	Range (Weighted Average)
Equities
Asia	$10,806,068	Discounted cash flow	Enterprise valuation and illiquid discount	5% to 19.5%
Latin America	1,939,660	Market comparable companies	Discount for lack of marketability	8% to 15%
Options
Asia	385,931	Income approach	NA	NA

Certain securities classified as Level 3 are valued at fair value, using a market approach, as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. To determine fair value for these securities, for which no market exists, the Committee utilizes the valuation technique it deems most appropriate in the circumstances, using some unobservable inputs, which may include, but are not limited to estimated earnings of the company and the position of the security within the company’s capital structure. The Committee also may use some observable inputs, which may include, but are not limited to, trades of similar securities and market multiples derived from a set of comparable companies. Significant increases or decreases to any of these inputs could result in a significantly lower or higher fair value measurement.

Columbia Acorn SelectSM

Statement of Investments (Unaudited), September 30, 2014

Number of Shares		Value
	Equities: 98.5%
Industrial Goods & Services 26.9%
	> Machinery 17.9%
865,000	Ametek	$43,431,650
	Aerospace/Industrial Instruments
800,000	Donaldson	32,504,000
	Industrial Air Filtration
300,000	Nordson	22,821,000
	Dispensing Systems for Adhesives & Coatings
185,000	Pall	15,484,500
	Life Science, Water & Industrial Filtration
355,000	Kennametal	14,665,050
	Consumable Cutting Tools
		128,906,200
	> Other Industrial Services 3.2%
860,000	LKQ (a)	22,867,400
	Alternative Auto Parts Distribution

	> Industrial Distribution 2.9%
190,000	Airgas	21,023,500
	Industrial Gas Distributor

	> Outsourcing Services 2.9%
570,000	Quanta Services (a)	20,685,300
	Electrical & Telecom Construction Services
Industrial Goods & Services: Total		193,482,400

Information 23.7%
	> Instrumentation 5.4%
90,000	Mettler-Toledo International (a)	23,051,700
	Laboratory Equipment
525,000	Trimble Navigation (a)	16,012,500
	GPS-based Instruments
		39,064,200
	> Computer Services 4.4%
1,395,000	WNS - ADR (India) (a)	31,401,450
	Offshore Business Process Outsourcing Services

	> Computer Hardware & Related Equipment 4.1%
295,000	Amphenol	29,458,700
	Electronic Connectors

	> Business Software 3.4%
200,000	Ansys (a)	15,134,000
	Simulation Software for Engineers & Designers
275,000	Informatica (a)	9,416,000
	Enterprise Data Integration Software
		24,550,000
	> Telecommunications Equipment 3.2%
195,000	F5 Networks (a)	23,154,300
	Internet Traffic Management Equipment

	> Mobile Communications 1.8%
114,300	SBA Communications (a)	12,675,870
	Communications Towers

	> Internet Related 0.8%
1,635,000	Vonage (a)	5,362,800
	Business & Consumer Internet Telephony

	> Semiconductors & Related Equipment 0.6%
535,000	Atmel (a)	4,322,800
	Microcontrollers, Radio Frequency & Memory Semiconductors
Information: Total		169,990,120

Finance 15.0%
	> Insurance 4.3%
1,830,000	CNO Financial Group	31,036,800
	Life, Long-term Care & Medical Supplement Insurance

	> Banks 4.0%
220,000	City National	16,647,400
	Bank & Asset Manager
680,000	Associated Banc-Corp	11,845,600
	Midwest Bank
		28,493,000
	> Credit Cards 3.5%
390,000	Discover Financial Services	25,112,100
	Credit Card Company

	> Brokerage & Money Management 3.2%
645,000	SEI Investments	23,323,200
	Mutual Fund Administration & Investment Management
Finance: Total		107,965,100

Consumer Goods & Services 14.1%
	> Retail 5.2%
440,000	The Fresh Market (a)(b)	15,369,200
	Specialty Food Retailer
115,000	ULTA (a)	13,589,550
	Specialty Beauty Product Retailer
112,799	Casey’s General Stores	8,087,688
	Owner/Operator of Convenience Stores
		37,046,438
	> Travel 4.6%
210,000	Vail Resorts	18,219,600
	Ski Resort Operator & Developer
380,000	Hertz (a)	9,648,200
	Largest U.S. Rental Car Operator
100,000	Choice Hotels	5,200,000
	Franchisor of Budget Hotel Brands
		33,067,800
	> Other Consumer Services 1.6%
354,000	Blackhawk Network (a)	11,434,200
	Third Party Distributer of Prepaid Content, Mostly Gift Cards

Number of Shares		Value
	> Apparel 1.5%
89,000	PVH	$10,782,350
	Apparel Wholesaler & Retailer

	> Consumer Goods Distribution 1.1%
134,000	United Natural Foods (a)	8,235,640
	Distributor of Natural/Organic Foods to Grocery Stores

	> Food & Beverage 0.1%
1,500,000	GLG Life Tech (Canada) (a)	495,558
	Producer of an All-natural Sweetener Extracted from the Stevia Plant
Consumer Goods & Services: Total		101,061,986

Energy & Minerals 7.3%
	> Oil & Gas Producers 3.9%
1,880,000	Canacol (Colombia) (a)	8,846,466
	Oil Producer in South America
20,600,000	Shamaran Petroleum (Iraq) (a)	5,977,946
	Oil Exploration & Production in Kurdistan
58,300	Antero Resources (a)(b)	3,200,087
	Utica & Marcellus Shale
15,399,500	Petromanas (Canada) (a)(b)	3,025,037
	Exploring for Oil in Albania
22,500,000	Canadian Overseas Petroleum (Canada) (a)(c)(d)	2,958,279
	Oil & Gas Exploration Offshore West Africa
28,000	Clayton Williams (a)	2,700,600
	Oil & Gas Producer
33,700,000	Petrodorado Energy (Colombia) (a)(d)	1,053,172
	Oil & Gas Exploration & Production in Colombia, Peru & Paraguay
		27,761,587
	> Agricultural Commodities 2.5%
1,742,424	Union Agriculture Group (Uruguay) (a)(c)(e)	17,633,331
	Farmland Operator in Uruguay

	> Oil Services 0.6%
173,000	Rowan	4,378,630
	Contract Offshore Driller

	> Alternative Energy 0.3%
2,000,000	Synthesis Energy Systems (China) (a)(b)	2,280,000
	Owner/Operator of Gasification Plants/Technology Licenses
Energy & Minerals: Total		52,053,548

Health Care 5.8%
	> Medical Supplies 3.8%
330,000	Cepheid (a)	14,529,900
	Molecular Diagnostics
110,000	Henry Schein (a)	12,811,700
	Large Distributor of Dental, Vet & Medical Products
		27,341,600
	> Biotechnology & Drug Delivery 2.0%
131,000	Synageva BioPharma (a)(b)	9,010,180
	Biotech Focused on Orphan Diseases
148,000	Seattle Genetics (a)	5,502,640
	Antibody-based Therapies for Cancer
		14,512,820
Health Care: Total		41,854,420

Other Industries 5.7%
	> Real Estate 5.7%
367,000	Post Properties	18,841,780
	Multifamily Properties
230,000	Extra Space Storage	11,861,100
	Self Storage Facilities
1,025,000	EdR	10,537,000
	Student Housing
		41,239,880
Other Industries: Total		41,239,880

Total Equities: 98.5% (Cost: $485,221,021)		707,647,454	(f)

Short-Term Investments 2.0%
14,355,842	JPMorgan U.S. Government Money Market Fund, Agency Shares (7 day yield of 0.01%)	14,355,842
Total Short-Term Investments: 2.0% (Cost: $14,355,842)		14,355,842

Securities Lending Collateral 0.9%
6,297,275	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.01%) (g)	6,297,275
Total Securities Lending Collateral: 0.9% (Cost: $6,297,275)		6,297,275

Total Investments: 101.4% (Cost: $505,874,138)(h)		728,300,571	(i)

Obligation to Return Collateral for Securities Loaned: (0.9)%		(6,297,275)

Cash and Other Assets Less Liabilities: (0.5)%		(3,945,529)

Net Assets: 100.0%		$718,057,767

ADR - American Depositary Receipts

> Notes to Statement of Investments

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at September 30, 2014. The total market value of securities on loan at September 30, 2014 was $6,078,550.

(c)  Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At September 30, 2014, the market value of these securities amounted to $20,591,610, which represented 2.87% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares/Units	Cost	Value
Union Agriculture Group	12/8/10-6/27/12	1,742,424	$20,000,000	$17,633,331
Canadian Overseas Petroleum	11/24/10	22,500,000	9,596,330	2,958,279
			$29,596,330	$20,591,610

(d)  An affiliated person of the Fund, as defined in the Investment Company Act of 1940, may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies during the period ended September 30, 2014, are as follows:

Security	Balance of Shares Held 12/31/13	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/14	Value	Dividend
Canadian Overseas Petroleum	24,000,000	—	1,500,000	22,500,000	$2,958,279	$—
Petrodorado Energy	33,700,000	—	—	33,700,000	1,053,172	—
IFM Investments (Century 21 China RE) - ADR (1)	898,852	—	898,852	—	—	—
Total of Affiliated Transactions	58,598,852	—	2,398,852	56,200,000	$4,011,451	$—

(1) At September 30, 2014, the Fund owned less than five percent of the company’s outstanding voting shares.

The aggregate cost and value of these companies at September 30, 2014, was $23,207,418 and $4,011,451, respectively. Investments in affiliated companies represented 0.56% of the Fund’s total net assets at September 30, 2014.

(e)  Illiquid security.

(f)  On September 30, 2014, the market value of foreign securities represented 10.26% of total net assets. The Fund’s foreign portfolio was diversified as follows:

Country	Value	Percentage of Net Assets
India	$31,401,450	4.37
Uruguay	17,633,331	2.46
Colombia	9,899,638	1.38
Canada	6,478,874	0.90
Iraq	5,977,946	0.83
China	2,280,000	0.32
Total Foreign Portfolio	$73,671,239	10.26

(g)  Investment made with cash collateral received from securities lending activity.

(h)  At September 30, 2014, for federal income tax purposes, the cost of investments was approximately $505,874,138 and net unrealized appreciation was $222,426,433 consisting of gross unrealized appreciation of $266,392,774 and gross unrealized depreciation of $43,966,341.

(i)  Securities are valued using policies described in the Notes to Financial Statements in the shareholder report dated June 30, 2014.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•  Level 1 — quoted prices in active markets for identical securities

•  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at

> Notes to Statement of Investments

amortized cost. Additionally, securities fair valued by the Valuation Committee (the Committee) of the Fund’s Board of Trustees (the Board) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

Under the direction of the Board, the Committee is responsible for overseeing the valuation procedures approved by the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, to review the appropriateness of the Trust’s Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies), and to review the continuing appropriateness of the current value of any security subject to the Policies. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds’ securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of September 30, 2014, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Industrial Goods & Services	$193,482,400	$—	$—	$193,482,400
Information	169,990,120	—	—	169,990,120
Finance	107,965,100	—	—	107,965,100
Consumer Goods & Services	101,061,986	—	—	101,061,986
Energy & Minerals	31,461,938	2,958,279	17,633,331	52,053,548
Health Care	41,854,420	—	—	41,854,420
Other Industries	41,239,880	—	—	41,239,880
Total Equities	687,055,844	2,958,279	17,633,331	707,647,454
Total Short-Term Investments	14,355,842	—	—	14,355,842
Total Securities Lending Collateral	6,297,275	—	—	6,297,275
Total Investments	$707,708,961	$2,958,279	$17,633,331	$728,300,571

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets Securities acquired via private placement that have a holding period or an extended settlement period are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the investment manager’s experience with similar securities or situations. Factors may include, but are not limited to, trade volume, shares outstanding and stock price.

There were no transfers of financial assets between levels during the period.

The following table reconciles asset balances for the period ending September 30, 2014, in which significant observable and/or unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2013	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2014
Equities
Energy & Minerals	$18,626,513	$—	$(993,182)	$—	$—	$—	$—	$17,633,331

The information in the above reconciliation table represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributed to securities owned at September 30, 2014, which were valued using significant unobservable inputs (Level 3), amounted to $993,182.

> Notes to Statement of Investments

  Quantitative information pertaining to Level 3 unobservable fair value measurements

	Fair Value at 9/30/14	Valuation Technique(s)	Unobservable Input(s)	Range (Weighted Average)
Equities Energy & Minerals	$17,633,331	Market comparable companies	Discount for lack of marketability	8% to 15%

Certain securities classified as Level 3 are valued at fair value, using a market approach, as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. To determine fair value for these securities, for which no market exists, the Committee utilizes the valuation technique it deems most appropriate in the circumstances, using some unobservable inputs, which may include, but are not limited to estimated earnings of the company and the position of the security within the company’s capital structure. The Committee also may use some observable inputs, which may include, but are not limited to, trades of similar securities and market multiples derived from a set of comparable companies. Significant increases or decreases to any of these inputs could result in a significantly lower or higher fair value measurement.

Columbia Thermostat FundSM

Statement of Investments (Unaudited), September 30, 2014

Number of Shares		Value
	> Affiliated Bond Funds 84.8%
42,554,748	Columbia Short Term Bond Fund, Class I (a)	$423,419,743
28,831,453	Columbia Intermediate Bond Fund, Class I (a)	264,672,743
21,040,302	Columbia Income Opportunities Fund, Class I (a)	209,982,210
29,217,179	Columbia U.S. Government Mortgage Fund, Class I (a)	158,941,455
Total Affiliated Bond Funds: (Cost: $1,052,790,556)		1,057,016,151

	> Affiliated Stock Funds 14.8%
1,928,724	Columbia Dividend Income Fund, Class I (a)	37,513,674
790,186	Columbia Acorn International, Class I (a)	35,906,069
1,264,879	Columbia Contrarian Core Fund, Class I (a)	28,130,917
767,475	Columbia Acorn Fund, Class I (a)(b)	27,268,380
918,935	Columbia Large Cap Enhanced Core Fund, Class I (a)	18,819,787
733,672	Columbia Acorn Select, Class I (a)(b)	18,642,598
1,002,672	Columbia Select Large Cap Growth Fund, Class I (a)	18,559,455
Total Affiliated Stock Funds: (Cost: $144,855,680)		184,840,880

	> Short-Term Investments 0.4%
5,008,307	JPMorgan U.S. Government Money Market Fund, Agency Shares (7 day yield of 0.01%)	5,008,307
Total Short-Term Investments: (Cost: $5,008,307)		5,008,307

Total Investments: 100.0% (Cost: $1,202,654,543)(c)		1,246,865,338	(d)

Cash and Other Assets Less Liabilities: —%		(105,245)

Net Assets: 100.0%		$1,246,760,093

> Notes to Statement of Investments

(a)  An affiliated person of the Fund, as defined in the Investment Company Act of 1940, may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies during the period ended September 30, 2014, are as follows:

Security	Balance of Shares Held 12/31/13	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/14	Value	Dividend
Columbia Short Term Bond Fund, Class I	47,811,438	11,511,230	16,767,920	42,554,748	$423,419,743	$4,123,116
Columbia Intermediate Bond Fund, Class I	39,903,530	8,368,388	19,440,465	28,831,453	264,672,743	6,161,550
Columbia Income Opportunities Fund, Class I	35,741,824	5,851,346	20,552,868	21,040,302	209,982,210	10,185,545
Columbia U.S. Government Mortgage Fund, Class I	—	34,283,897	5,066,718	29,217,179	158,941,455	1,894,247
Columbia Dividend Income Fund, Class I	1,469,969	3,626,150	3,167,395	1,928,724	37,513,674	590,594
Columbia Acorn International, Class I	583,352	1,405,587	1,198,753	790,186	35,906,069	13,232
Columbia Contrarian Core Fund, Class I	984,664	2,410,129	2,129,914	1,264,879	28,130,917	—
Columbia Acorn Fund, Class I	545,386	1,453,730	1,231,641	767,475	27,268,380	—
Columbia Large Cap Enhanced Core Fund, Class I	720,935	1,740,760	1,542,760	918,935	18,819,787	44,404
Columbia Acorn Select, Class I	509,430	1,366,388	1,142,146	733,672	18,642,598	—
Columbia Select Large Cap Growth Fund, Class I	700,545	1,929,874	1,627,747	1,002,672	18,559,455	112,227
Total of Affiliated Transactions	128,971,073	73,947,479	73,868,327	129,050,225	$1,241,857,031	$23,124,915

The aggregate cost and value of these companies at September 30, 2014, was $1,197,646,236 and $1,241,857,031 respectively. Investments in affiliated companies represented 99.61% of the Fund’s total net assets at September 30, 2014.

(b)  Non-income producing security.

(c)  At September 30, 2014, for federal income tax purposes, the cost of investments was approximately $1,202,654,543 and net unrealized appreciation was $44,210,795 consisting of gross unrealized appreciation of $45,770,923 and gross unrealized depreciation of $1,560,128.

(d)  Securities are valued using policies described in the Notes to Financial Statements in the shareholder report dated June 30, 2014.

> Notes to Statement of Investments

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•  Level 1 — quoted prices in active markets for identical securities

•  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include mutual funds whose NAVs are published each day.

Under the direction of the Board, the Committee is responsible for overseeing the valuation procedures approved by the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, to review the appropriateness of the Trust’s Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies), and to review the continuing appropriateness of the current value of any security subject to the Policies. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds’ securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of September 30, 2014, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Affiliated Bond Funds	$1,057,016,151	$—	$—	$1,057,016,151
Total Affiliated Stock Funds	184,840,880	—	—	184,840,880
Total Short-Term Investments	5,008,307	—	—	5,008,307
Total Investments	$1,246,865,338	$—	$—	$1,246,865,338

There were no transfers of financial assets between levels during the period.

Columbia Acorn Emerging Markets FundSM

Statement of Investments (Unaudited), September 30, 2014

Number of Shares		Value
	Equities: 96.4%
Asia 60.9%
	> Taiwan 10.2%
377,000	St. Shine Optical	$8,043,074
	Disposable Contact Lens Original Equipment Manufacturer
765,302	PC Home	7,440,932
	Taiwanese Internet Retail Company
2,086,990	Chroma Ate	5,790,452
	Automatic Test Systems, Testing & Measurement Instruments
742,000	President Chain Store	5,320,105
	Taiwan’s Number One Convenience Chain Store Operator
833,000	Delta Electronics	5,262,288
	Industrial Automation, Switching Power Supplies & Passive Components
724,988	Advantech	5,116,285
	Industrial PC & Components
71,000	Largan Precision	5,079,556
	Mobile Device Camera Lenses & Modules
3,087,291	Lite-On Technology	4,440,527
	Mobile Device, LED & PC Server Component Supplier
324,500	Ginko International	4,360,330
	Largest Contact Lens Maker in China
1,738,000	Far EasTone Telecom	3,332,101
	Taiwan’s Third Largest Mobile Operator
951,000	Vanguard International Semiconductor	1,388,858
	Semiconductor Foundry
		55,574,508
	> China 9.1%
313,642	WuXi PharmaTech - ADR (a)	10,983,743
	Largest Contract Research Organization Business in China
13,900,000	Sihuan Pharmaceuticals	10,410,825
	Chinese Generic Drug Manufacturer
114,558	BitAuto - ADR (a)	8,935,524
	Automotive Information Website for Buyers & Dealers
13,822,000	AMVIG Holdings	6,317,307
	Chinese Tobacco Packaging Material Supplier
11,330,000	NewOcean Energy	5,645,446
	Southern China Liquefied Petroleum Gas Distributor
212,636	Jumei International - ADR (a)(b)	4,992,693
	Online Beauty & Apparel Products Retailer
830,000	Biostime (b)	2,578,165
	Pediatric Nutrition & Baby Care Products Provider
		49,863,703
	> Indonesia 8.8%
7,426,700	Matahari Department Store	9,892,963
	Largest Department Store Chain in Indonesia
62,000,000	MNC Skyvision	8,646,510
	Largest Satellite Pay TV Operator in Indonesia
82,889,190	Ace Indonesia	6,020,572
	Home Improvement Retailer
9,010,709	Tower Bersama Infrastructure	5,925,299
	Communications Towers
2,183,600	Mayora Indah	5,463,338
	Consumer Branded Food Manufacturer
66,827,700	Arwana Citramulia	5,451,648
	Ceramic Tiles for Home Decoration
17,095,479	Surya Citra Media	5,378,299
	Free to Air TV Station in Indonesia
1,591,929	Archipelago Resources (a)(b)(c)(d)(e)	1,445,223
	Gold Mining Projects in Indonesia, Vietnam & the Philippines
		48,223,852
	> India 7.5%
2,422,982	Zee Entertainment Enterprises	12,298,638
	Indian Programmer of Pay Television Content
37,774	Bosch	9,179,586
	Automotive Parts
1,808,593	Adani Ports & Special Economic Zone	8,107,708
	Indian West Coast Shipping Port
222,910	Colgate Palmolive India	6,285,014
	Consumer Products in Oral Care
445,596	United Breweries	5,131,428
	India’s Largest Brewer
		41,002,374
	> Philippines 7.5%
55,239,300	Melco Crown (Philippines) Resorts (a)	16,192,709
	Integrated Resort Operator in Manila
56,400,000	RFM Corporation	6,631,384
	Flour, Bread, Pasta & Ice Cream Manufacturer/Distributor in the Philippines
4,498,580	Robinsons Retail Holdings	6,345,276
	Multi-format Retailer in the Philippines
1,882,390	Security Bank	6,153,779
	Commercial Bank in the Philippines
7,193,200	Puregold Price Club	5,558,051
	Supermarket Operator in the Philippines
		40,881,199
	> Hong Kong 5.0%
5,181,000	Melco International	12,009,044
	Macau Casino Operator
15,134,799	Sa Sa International (b)	10,368,955
	Cosmetics Retailer
3,920,000	Vitasoy International	4,993,625
	Hong Kong Soy Food Brand
		27,371,624

Number of Shares		Value
	> Korea 3.5%
373,088	Koh Young Technology	$10,013,452
	Inspection Systems for Printed Circuit Boards
132,149	Grand Korea Leisure	5,239,492
	‘Foreigner Only’ Casino Group in Korea
121,818	Paradise	3,981,394
	Korean Casino Operator
		19,234,338
	> Thailand 3.3%
20,003,409	Home Product Center	6,418,128
	Home Improvement Retailer
3,737,700	Robinson Department Store	6,074,393
	Department Store Operator in Thailand
10,340,200	Samui Airport Property Fund	5,612,568
	Thai Airport Operator
		18,105,089
	> Malaysia 2.0%
10,810,900	7-Eleven Malaysia Holdings (a)	5,898,952
	Exclusive 7-Eleven Franchisor for Malaysia
4,592,100	Aeon	5,263,312
	Shopping Center & Department Store Operator
		11,162,264
	> Cambodia 1.5%
11,570,000	Nagacorp	8,278,512
	Casino & Entertainment Complex in Cambodia

	> Singapore 1.3%
1,829,000	Petra Foods	5,792,240
	Chocolate Manufacturer in Southeast Asia
1,079,000	Super Group (b)	1,079,537
	Instant Food & Beverages in Southeast Asia
		6,871,777
	> Japan 1.2%
447,760	Kansai Paint	6,694,544
	Paint Producer in Japan, India, China & Southeast Asia
Asia: Total		333,263,784

Latin America 12.0%
	> Mexico 5.2%
652,200	Gruma (a)	6,983,088
	Tortilla Producer & Distributor
2,069,000	Qualitas	5,545,884
	Auto Insurer in Mexico & Central America
42,927	Grupo Aeroportuario del Sureste - ADR	5,515,690
	Mexican Airport Operator
2,180,100	Genomma Lab International (a)	5,226,851
	Develops, Markets & Distributes Consumer Products
2,747,000	Hoteles City Express (a)	5,045,865
	Budget Hotel Operator in Mexico
		28,317,378
	> Brazil 4.4%
718,970	Localiza Rent A Car	10,333,312
	Car Rental
255,000	Linx	5,308,876
	Retail Management Software in Brazil
1,275,100	Odontoprev	4,615,417
	Dental Insurance
11,145,526	Beadell Resources (a)	3,931,003
	Gold Mining in Brazil
		24,188,608
	> Colombia 1.4%
5,842,782	Isagen	7,934,662
	Colombian Electricity Provider

	> Chile 1.0%
1,258,078	Forus	5,316,874
	Multi-brand Latin American Wholesaler & Retailer
Latin America: Total		65,757,522

Europe 11.9%
	> Finland 3.2%
265,727	Vacon	11,310,617
	Leading Independent Manufacturer of Variable Speed Air Conditioning Drives
290,000	Tikkurila	6,038,119
	Decorative & Industrial Paint in Scandinavia & Central & Eastern Europe
		17,348,736
	> Kazakhstan 2.7%
1,268,483	Halyk Savings Bank of Kazakhstan - GDR	14,587,555
	Largest Retail Bank & Insurer in Kazakhstan

	> Sweden 2.0%
347,064	Hexagon	10,974,308
	Design, Measurement & Visualization Software & Equipment

	> United Kingdom 1.3%
9,054,086	Cable and Wireless	6,857,181
	Telecommunications Service Provider in the Caribbean
22,341	PureCircle (a)	217,399
	Natural Sweeteners
		7,074,580
	> France 1.0%
163,000	Eutelsat	5,263,251
	Fixed Satellite Services

	> Spain 0.9%
840,828	Prosegur	5,215,314
	Security Guards

Number of Shares		Value
	> Italy 0.8%
324,156	Pirelli	$4,469,806
	Global Tire Supplier
Europe: Total		64,933,550

Other Countries 11.6%
	> South Africa 8.0%
2,048,460	Coronation Fund Managers	17,547,465
	South African Fund Manager
4,343,702	Rand Merchant Insurance	13,628,508
	Directly Sold Property & Casualty Insurance; Holdings in Other Insurers
399,378	Mr. Price	7,515,892
	South African Retailer of Apparel, Household & Sporting Goods
463,782	Massmart Holdings	5,045,688
	General Merchandise, Food & Home Improvement Stores; Wal-Mart Subsidiary
		43,737,553
	> United States 2.0%
196,000	Bladex	6,013,280
	Latin American Trade Financing House
153,472	Textainer Group Holdings (b)	4,776,049
	Top International Container Leaser
		10,789,329
	> Canada 1.1%
507,892	CAE	6,158,465
	Flight Simulator Equipment & Training Centers

	> Morocco 0.5%
9,302	Holcim Maroc	2,227,554
	Largest Cement Player in Morocco
3,000	Lafarge Ciments Maroc	591,834
	Largest Moroccan Cement Maker
		2,819,388
Other Countries: Total		63,504,735

Total Equities: 96.4% (Cost: $496,030,032)		527,459,591	(f)

Short-Term Investments 3.4%
18,534,932	JPMorgan U.S. Government Money Market Fund, IM Shares (7 day yield of 0.01%)	18,534,932
Total Short-Term Investments: 3.4% (Cost: $18,534,932)		18,534,932

Securities Lending Collateral 1.8%
10,004,733	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.01%) (g)	10,004,733
Total Securities Lending Collateral: 1.8% (Cost: $10,004,733)		10,004,733

Total Investments: 101.6% (Cost: $524,569,697)(h)		555,999,256	(i)

Obligation to Return Collateral for Securities Loaned: (1.8)%		(10,004,733)

Cash and Other Assets Less Liabilities: 0.2%		1,319,619

Net Assets: 100.0%		$547,314,142

ADR - American Depositary Receipts

GDR - Global Depositary Receipts

> Notes to Statement of Investments

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at September 30, 2014. The total market value of securities on loan at September 30, 2014 was $9,478,218.

(c)  Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. This security is valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At September 30, 2014, the market value of this security amounted to $1,445,223, which represented 0.26% of total net assets. Additional information on this security is as follows:

Security	Acquisition Dates	Shares/Units	Cost	Value
Archipelago Resources	8/19/11-9/26/13	1,591,929	$1,316,810	$1,445,223

> Notes to Statement of Investments

(d)  The Fund also received put options through a transaction related to a proposed company restructuring of Archipelago Resources. Additional information on the put options received is as follows:

Security	Option Shares	Exercise Price		Expiration Date	Value
Option (1)	1,591,929	GBP	0.58	December 31, 2014	$51,615

GBP - British Pound

(1)  Archipelago Resources is expected to restructure into a new company during 2014. From January 31, 2014, the option is exercisable until the earlier of (i) the date the company is restructured and prices the shares for its initial public offering or (ii) December 31, 2014, subject to extension until the date the company is restructured and prices the shares for its initial public offering (but not later than September 26, 2016). After December 31, 2014, the valuation of the option will fluctuate based upon its fair market value as determined in accordance with the put option agreement. These put options are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees.

(e)  Illiquid security.

(f)  On September 30, 2014, the Fund’s total equity investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
Hong Kong Dollar	$60,601,878	11.1
United States Dollar	55,804,533	10.2
Taiwan Dollar	55,574,508	10.2
Indonesian Rupiah	46,778,629	8.5
South African Rand	43,737,553	8.0
Indian Rupee	41,002,374	7.5
Philippines Peso	40,881,199	7.5
Euro	32,297,107	5.9
Other currencies less than 5% of total net assets	150,781,810	27.5
Total Equities	$527,459,591	96.4

(g)  Investment made with cash collateral received from securities lending activity.

(h)  At September 30, 2014, for federal income tax purposes, the cost of investments was approximately $524,569,697 and net unrealized appreciation was $31,429,559 consisting of gross unrealized appreciation of $65,045,966 and gross unrealized depreciation of $33,616,407.

(i)  Securities are valued using policies described in the Notes to Financial Statements in the shareholder report dated June 30, 2014.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•  Level 1 — quoted prices in active markets for identical securities

•  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee (the Committee) of the Fund’s Board of Trustees (the Board) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

Under the direction of the Board, the Committee is responsible for overseeing the valuation procedures approved by the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, to review the appropriateness of the Trust’s Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies), and to review the continuing appropriateness of the current value of any security subject to the Policies. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

> Notes to Statement of Investments

For investments and derivatives categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds’ securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of September 30, 2014, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Asia	$24,911,960	$306,906,601	$1,445,223	$333,263,784
Latin America	61,826,519	3,931,003	—	65,757,522
Europe	—	64,933,550	—	64,933,550
Other Countries	16,947,794	46,556,941	—	63,504,735
Total Equities	103,686,273	422,328,095	1,445,223	527,459,591
Total Short-Term Investments	18,534,932	—	—	18,534,932
Total Securities Lending Collateral	10,004,733	—	—	10,004,733
Total Investments	$132,225,938	$422,328,095	$1,445,223	$555,999,256
Unrealized Appreciation on Options	—	—	51,615	51,615
Total	$132,225,938	$422,328,095	$1,496,838	$556,050,871

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments categorized as Level 3.

Certain securities classified as Level 3 are valued at fair value, using a market approach, as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. To determine fair value for these securities, for which no market exists, the Committee utilizes the valuation technique it deems most appropriate in the circumstances, using some unobservable inputs, which may include, but are not limited to estimated earnings of the company and the position of the security within the company’s capital structure. The Committee also may use some observable inputs, which may include, but are not limited to, trades of similar securities and market multiples derived from a set of comparable companies. Significant increases or decreases to any of these inputs could result in a significantly lower or higher fair value measurement.

Columbia Acorn European FundSM

Statement of Investments (Unaudited), September 30, 2014

Number of Shares		Value
	Equities: 96.6%
Europe 96.5%
	> United Kingdom 33.2%
1,933,560	Assura	$1,457,585
560,145	Assura-Rights (a)(b)	27,242
	UK Primary Health Care Property Developer
30,750	Spirax Sarco	1,403,149
	Steam Systems for Manufacturing & Process Industries
70,133	Jardine Lloyd Thompson Group	1,106,263
	International Business Insurance Broker
58,070	Babcock International	1,024,690
	Public Sector Outsourcer
240,940	Charles Taylor	1,013,607
	Insurance Services
47,530	WH Smith	831,506
	Newsprint, Books & General Stationery Retailer
277,770	Connect Group	672,083
	Newspaper & Magazine Distributor
196,680	Cambian (a)	666,392
	Mental Health Facilities & Programs
101,510	Abcam	661,954
	Online Sales of Antibodies
54,000	Shaftesbury	595,129
	London Prime Retail REIT
40,510	Dialight	591,712
	LED Products for Hazardous & Industrial Environments
59,235	Halma	585,274
	Health & Safety Sensor Technology
15,610	Fidessa Group	579,764
	Software for Financial Trading Systems
141,240	Polypipe	563,842
	Manufacturer of Plastic Piping & Fittings
22,503	Aggreko	563,221
	Temporary Power & Temperature Control Services
73,060	Halfords	559,501
	UK Retailer of Leisure Goods & Auto Parts
8,325	Whitbread	559,406
	UK Hotelier & Coffee Shop
726,213	Cable and Wireless	550,003
	Telecommunications Service Provider in the Caribbean
133,120	Elementis	548,716
	Specialty Chemicals
59,400	Domino’s Pizza UK & Ireland	546,283
	Pizza Delivery in UK, Ireland & Germany
128,860	RPS Group	545,233
	Consultant Specializing in Energy, Water, Urban Planning, Health & Safety
14,880	Rightmove	517,512
	Internet Real Estate Listings
19,210	AVEVA	479,280
	Engineering Software
110,390	Ocado (a)	471,723
	Online Grocery Retailer
2,222	PureCircle (a)	21,622
	Natural Sweeteners
		17,142,692
	> France 12.6%
23,030	Neopost	1,693,882
	Postage Meter Machines
3,230	Eurofins Scientific	835,705
	Food, Pharmaceuticals & Materials Screening & Testing
21,040	Cegedim (a)	662,770
	Medical Market Research/IT Services
16,651	Saft	566,577
	Niche Battery Manufacturer
170,400	Hi-Media (a)	559,008
	Online Advertiser in Europe
17,160	Eutelsat	554,094
	Fixed Satellite Services
16,283	AKKA Technologies	551,176
	Engineering Consultancy
21,430	Bonduelle	548,110
	Producer of Canned, Deep-frozen & Fresh Vegetables
3,740	Norbert Dentressangle	538,372
	European Logistics & Transport Group
		6,509,694
	> Germany 10.6%
32,530	Aurelius	1,157,026
	European Turnaround Investor
27,290	NORMA Group	1,137,242
	Clamps for Automotive & Industrial Applications
20,890	Wirecard	768,265
	Online Payment Processing & Risk Management
6,950	MTU Aero Engines	591,295
	Airplane Engine Components & Services
112,250	Telefonica Deutschland	585,418
	Mobile & Fixed-line Communications in Germany
1,910	Rational	567,703
	Commercial Ovens
19,110	Elringklinger	563,112
	Automobile Components
9,829	TAG Immobilien (c)	111,121
	Owner of Residential Properties in Germany
		5,481,182
	> Sweden 7.9%
29,450	Hexagon	931,221
	Design, Measurement & Visualization Software & Equipment
25,880	Swedish Match	837,259
	Swedish Snus

Number of Shares		Value
	> Sweden—continued
40,490	Recipharm (a)	$687,365
	Contract Development Manufacturing Organization
43,610	Sweco	617,949
	Engineering Consultants
11,111	Unibet	558,938
	European Online Gaming Operator
21,070	Mekonomen	455,555
	Nordic Integrated Wholesaler/Retailer of Automotive Parts & Service
		4,088,287
	> Switzerland 6.5%
4,280	Partners Group	1,124,930
	Private Markets Asset Management
3,480	Geberit	1,121,649
	Plumbing Supplies
1,820	INFICON	554,750
	Gas Detection Instruments
160	Sika	553,228
	Chemicals for Construction & Industrial Applications
		3,354,557
	> Spain 6.0%
145,730	DIA	1,044,334
	Discount Retailer in Spain, Latin America & the Eastern Mediterranean
15,040	Viscofan	823,846
	Sausage Casings Maker
109,520	Prosegur	679,308
	Security Guards
14,590	Bolsas y Mercados Españoles	555,080
	Spanish Stock Markets
		3,102,568
	> Netherlands 5.6%
35,710	Aalberts Industries	924,545
	Flow Control & Heat Treatment
6,180	Gemalto	567,444
	Digital Security Solutions
3,610	Core Labs	528,323
	Oil & Gas Reservoir Consulting
14,179	Arcadis	468,986
	Engineering Consultants
18,101	Brunel	414,541
	NL Specialist & Energy Staffing
		2,903,839
	> Finland 4.6%
31,721	Tikkurila	660,466
	Decorative & Industrial Paint in Scandinavia & Central & Eastern Europe
70,810	Munksjo	657,359
	Specialty Paper Maker
131,300	Sponda	591,868
	Office, Retail & Logistics Properties
16,520	Konecranes	443,043
	Manufacture & Service of Industrial Cranes & Port Handling Equipment
		2,352,736
	> Norway 3.2%
67,850	Orkla	613,578
	Food & Brands, Aluminum, Chemicals Conglomerate
38,130	Subsea 7	544,524
	Offshore Subsea Contractor
42,030	Atea	472,651
	Nordic IT Hardware/Software Reseller & Installation Company
		1,630,753
	> Denmark 2.3%
22,580	SimCorp	662,816
	Software for Investment Managers
9,790	Jyske Bank (a)	529,072
	Danish Bank
		1,191,888
	> Italy 2.1%
39,720	Pirelli	547,702
	Global Tire Supplier
16,450	IMA	544,217
	Food & Drugs Packaging & Machinery
		1,091,919
	> Austria 1.1%
5,770	Schoeller-Bleckmann	562,446
	Manufacturer of Components for Directional Drilling

	> Belgium 0.8%
12,520	EVS Broadcast Equipment	436,196
	Digital Live Mobile Production Software & Systems
Europe: Total		49,848,757

Other Countries 0.1%
	> United States 0.1%
1,637	Gulfmark Offshore	51,320
	Operator of Offshore Supply Vessels
Other Countries: Total		51,320

Total Equities: 96.6% (Cost: $50,564,846)		49,900,077	(d)

Short-Term Investments 3.7%
1,920,689	JPMorgan U.S. Government Money Market Fund, IM Shares (7 day yield of 0.01%)	1,920,689
Total Short-Term Investments: 3.7% (Cost: $1,920,689)		1,920,689

Number of Shares		Value
Securities Lending Collateral 0.3%
129,317	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.01%) (e)	$129,317
Total Securities Lending Collateral: 0.3% (Cost: $129,317)		129,317

Total Investments: 100.6% (Cost: $52,614,852)(f)		51,950,083 (g)

Obligation to Return Collateral for Securities Loaned: (0.3)%		(129,317)

Cash and Other Assets Less Liabilities: (0.3)%		(177,784)

Net Assets: 100.0%		$51,642,982

REIT - Real Estate Investment Trust

> Notes to Statement of Investments

(a)  Non-income producing security.

(b)  Illiquid security.

(c)  All or a portion of this security was on loan at September 30, 2014. The total market value of securities on loan at September 30, 2014 was $123,138.

(d)  On September 30, 2014, the Fund’s total equity investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
Euro	$21,912,256	42.4
British Pound	17,142,692	33.2
Swedish Krona	4,088,287	7.9
Swiss Franc	3,354,557	6.5
Other currencies less than 5% of total net assets	3,402,285	6.6
Total Equities	$49,900,077	96.6

(e)  Investment made with cash collateral received from securities lending activity.

(f)  At September 30, 2014, for federal income tax purposes, the cost of investments was $52,614,852 and net unrealized depreciation was $664,769 consisting of gross unrealized appreciation of $2,388,614 and gross unrealized depreciation of $3,053,383.

(g)  Securities are valued using policies described in the Notes to Financial Statements in the shareholder report dated June 30, 2014.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•  Level 1 — quoted prices in active markets for identical securities

•  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at

> Notes to Statement of Investments

amortized cost. Additionally, securities fair valued by the Valuation Committee (the Committee) of the Fund’s Board of Trustees (the Board) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

Under the direction of the Board, the Committee is responsible for overseeing the valuation procedures approved by the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, to review the appropriateness of the Trust’s Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies), and to review the continuing appropriateness of the current value of any security subject to the Policies. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds’ securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of September 30, 2014, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Europe	$528,323	$49,320,434	$—	$49,848,757
Other Countries	51,320	—	—	51,320
Total Equities	579,643	49,320,434	—	49,900,077
Total Short-Term Investments	1,920,689	—	—	1,920,689
Total Securities Lending Collateral	129,317	—	—	129,317
Total Investments	$2,629,649	$49,320,434	$—	$51,950,083

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Acorn Trust

By (Signature and Title)	/s/ P. Zachary Egan
P. Zachary Egan, President

Date	November 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ P. Zachary Egan
P. Zachary Egan, President

Date	November 21, 2014

By (Signature and Title)	/s/ John M. Kunka
John M. Kunka, Treasurer

Date	November 21, 2014